Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Dec. 04, 2012	Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	TECHE HOLDING CO
Entity Central Index Key	0000934538
Document Type	10-K
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 48
Entity Common Stock, Shares Outstanding		2,040,011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and due from banks	$ 15,661	$ 13,541
Interest-bearing deposits	21,639	15,614
Securities available-for-sale-at estimated fair value (amortized cost of $18,584 in 2012 and $23,855 in 2011)	19,967	25,148
Securities held-to-maturity – at amortized cost (estimated fair value of $68,390 in 2012 and $82,859 in 2011)	66,813	80,598
Loans receivable – net of allowance for loans losses of $8,559 in 2012 and $8,331 in 2011	665,842	600,271
Accrued interest receivable	2,514	2,320
Investment in Federal Home Loan Bank stock, at cost	6,809	5,318
Real estate owned, net	513	1,405
Prepaid expenses and other assets	4,540	5,021
Goodwill	3,647	3,647
Life insurance contracts	14,513	13,905
Premises and equipment, net	29,504	26,415
TOTAL ASSETS	851,962	793,203
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	617,722	598,582
Advances from Federal Home Loan Bank	142,751	108,183
Advance payments by borrowers for taxes and insurance	3,272	2,436
Accrued interest payable	370	319
Accounts payable and other liabilities	4,306	3,696
TOTAL LIABILITIES	768,421	713,216
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, 5,000,000 shares authorized, none issued	0	0
Common stock , $.01 par value, 10,000,000 shares authorized; 4,734,035 and 4,688,697 shares issued, 2,033,336 and 2,062,040 outstanding	47	47
Additional paid-in capital	54,878	53,372
Retained earnings	82,505	78,203
Unearned compensation	0	(65)
Treasury stock 2,700,699 and 2,626,657 shares – at cost	(54,786)	(52,058)
Accumulated other comprehensive loss on held-to-maturity securities	0	(353)
Accumulated other comprehensive income on available for sale securities	897	841
TOTAL STOCKHOLDERS' EQUITY	83,541	79,987
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 851,962	$ 793,203

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Assets
Securities available-for-sale amortized cost	$ 18,584	$ 23,855
Securities held-to-maturity estimated fair value	68,390	82,859
Allowance for loan losses	$ 8,559	$ 8,331
Stockholders Equity
Preferred Stock shares Authorized	5,000,000	5,000,000
Preferred Stock shares Issued	0	0
Common Stock Shares par value	$ 0.01	$ 0.01
Common Stock Shares Authorized	10,000,000	10,000,000
Common Stock Shares Issued	4,734,035	4,688,697
Common Stock Shares Outstanding	2,033,336	2,062,040
Treasury Stock	2,700,699	2,626,657

Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
INTEREST INCOME:
Interest and fees on loans	$ 36,669	$ 36,679	$ 38,406
Interest and dividends on securities	1,872	2,070	2,662
Other interest income	593	609	268
TOTAL INTEREST INCOME	39,134	39,358	41,336
INTEREST EXPENSE:
Deposits	4,101	5,290	7,161
Advances from Federal Home Loan Bank	3,979	3,878	4,543
TOTAL INTEREST EXPENSE	8,080	9,168	11,704
NET INTEREST INCOME	31,054	30,190	29,632
PROVISION FOR LOAN LOSSES	1,910	3,900	3,896
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	29,144	26,290	25,736
NON-INTEREST INCOME:
Total other-than temporary impairment losses	(35)	(532)	(451)
Portion of impairment losses recognized in or reclassified from other comprehensive loss	(93)	246	274
Net impairment losses recognized in earnings	(128)	(286)	(177)
Service charges and other	14,341	14,779	15,227
Gain on sale of premises and equipment	205	103	0
Gain on securities	167	96	90
Impairments of equity securities	0	0	(53)
Gain on sale of loans	95	25	13
Other income	830	826	860
TOTAL NON-INTEREST INCOME	15,510	15,543	15,960
NON-INTEREST EXPENSE:
Compensation and employee benefits	18,425	16,717	16,414
Occupancy, equipment and date processing expense	6,500	6,120	6,329
Marketing and professional fees	3,123	2,776	2,558
Deposit insurance premiums	550	725	1,081
Louisiana shares tax	568	577	513
Other operating expenses	4,548	4,216	4,334
TOTAL NON-INTEREST EXPENSE	33,714	31,131	31,229
INCOME BEFORE INCOME TAXES	10,940	10,702	10,467
INCOME TAXES	3,655	3,474	3,366
NET INCOME	$ 7,285	$ 7,228	$ 7,101
BASIC EARNINGS PER COMMON SHARE	$ 3.55	$ 3.49	$ 3.4
DILUTED EARNINGS PER COMMON SHARE	$ 3.51	$ 3.45	$ 3.37
DIVIDENDS PER SHARE	$ 1.46	$ 1.44	$ 1.42

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Net income	$ 7,285	$ 7,228	$ 7,101
Gross change in unrealized loss on securities held-to-maturity with OTTI, net of tax of $12, $182, and $220, respectively	(23)	(352)	(428)
Less reclassification for OTTI losses on held-to-maturity included in net income, net of tax of $12, $97 and $60, respectively	23	189	117
Previously recorded non-credit OTTI loss reclassed and recognized as a loss in the statement of income, net of tax of $33, $0 and $0, respectively	60	0	0
Reduction in previously recorded non-credit OTTI for Securities sold or fully settled net of tax of $157, $0 and $0, respectively	293	0	0
Gross change in unrealized gain (loss) on securities available-for-sale, net of tax of $92, $355, and $90, respectively	165	688	175
Less reclassification for gain on sale of available-for-sale securities included in net income, net of tax of $58, $33, and $31, respectively	(109)	(64)	(59)
Less reclassification for OTTI losses on sale of available-for-sale securities included in net income, net of tax of $0, $0 and $18, respectively	0	0	35
Other comprehensive income (loss)	409	461	(160)
Comprehensive income	$ 7,694	$ 7,689	$ 6,941

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Comprehensive Income
Other comprehensive income (loss) Tax	$ 364	$ 667	$ 419

Consolidate Statements of Shareholders' Equity (USD $) In Thousands	Common stock	Additional Paid-in Capital	Retained earnings	Unearned compensation	Treasury stock	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance at Sep. 30, 2009	$ 47	$ 52,285	$ 69,786	$ (586)	$ (50,234)	$ 187	$ 71,485
Unearned ESOP compensation	0	20	0	260	0	0	280
Exercise of stock options, including tax benefit	0	29	0	0	0	0	29
Tax effect of restricted stock vesting	0	(53)	0	0	0	0	(53)
Stock based compensation	0	404	0	0	0	0	404
Purchase of common stock for treasury	0	0	0	0	(628)	0	(628)
Dividends declared	0	0	(2,945)	0	0	0	(2,945)
Net income	0	0	7,101	0	0	0	7,101
Other comprehensive income, Net	0	0	0	0	0	(160)	(160)
Ending Balance, Amount at Sep. 30, 2010	47	52,685	73,942	(326)	(50,862)	27	75,513
Unearned ESOP compensation	0	48	0	261	0	0	309
Exercise of stock options, including tax benefit	0	138	0	0	0	0	138
Tax effect of restricted stock vesting	0	(30)	0	0	0	0	(30)
Stock based compensation	0	531	0	0	0	0	531
Purchase of common stock for treasury	0	0	0	0	(1,196)	0	(1,196)
Dividends declared	0	0	(2,967)	0	0	0	(2,967)
Net income	0	0	7,228	0	0	0	7,228
Other comprehensive income, Net	0	0	0	0	0	461	461
Ending Balance, Amount at Sep. 30, 2011	47	53,372	78,203	(65)	(52,058)	488	79,987
Unearned ESOP compensation	0	9	0	65	0	0	74
Exercise of stock options, including tax benefit	0	1,023	0	0	0	0	1,023
Tax effect of restricted stock vesting	0	(29)	0	0	0	0	(29)
Stock based compensation	0	503	0	0	0	0	503
Purchase of common stock for treasury	0	0	0	0	(2,728)	0	(2,728)
Dividends declared	0	0	(2,983)	0	0	0	(2,983)
Net income	0	0	7,285	0	0	0	7,285
Other comprehensive income, Net	0	0	0	0	0	409	409
Ending Balance, Amount at Sep. 30, 2012	$ 47	$ 54,878	$ 82,505	$ 0	$ (54,786)	$ 897	$ 83,541

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,285	$ 7,228	$ 7,101
Adjustments to reconcile net income to net cash provided by operating activities:
(Accretion of discount) amortization of premium on investments and mortgage-backed securities	(167)	(317)	(213)
Provision for loan losses	1,910	3,900	3,896
Provision for real estate owned	443	25	198
Stock-based compensation	503	531	404
Deferred income tax expense (benefit)	(268)	388	(1,182)
Gain on sale of loans	(95)	(25)	(13)
Gain on sale of securities	(167)	(96)	(90)
Impairments of equity securities	0	0	(53)
Gain on sale of premises and equipment	(205)	(103)	0
Loss (Gain) on sale of real estate owned	117	47	103
Impairment of securities	128	286	177
Depreciation	1,597	1,442	1,560
Increase in bank owned life insurance	(608)	(595)	(586)
Amortization of intangible assets	11	17	28
Change in prepaid expenses and other assets	481	1,474	(2,427)
(Increase) Decrease in accrued interest receivable	(194)	160	142
Change in accounts payable and other liabilities	610	(51)	(566)
Increase (Decrease) in accrued interest payable	51	(110)	(314)
Excess tax benefits from share-based payment arrangements	29	30	53
Other, net	646	478	(191)
Net cash provided by operating activities	12,107	14,709	8,133
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investment securities available-for-sale	370	232	577
Proceeds from sales of investment securities held-to-maturity	1,767	0	0
Purchase of securities available-for-sale	(186)	(13,926)	(178)
Principal repayments on securities available for sale	5,141	3,617	5,517
Purchase of securities held to maturity	(8,358)	(40,982)	(18,120)
Principal repayments on securities held to maturity	20,438	20,001	34,036
Net loan originations	(73,173)	(21,515)	(4,255)
Purchase of loans	(1,380)	(1,080)	(1,358)
Proceeds from sales of loans	6,080	2,132	1,536
Investment in FHLB stock, net	(1,491)	84	(339)
Purchase of premises and equipment	(4,771)	(1,499)	(1,094)
Proceeds from sale of premises and equipment	290	499	0
Proceeds from sale of real estate owned	1,419	2,656	2,557
Net cash (used) provided by investing activities	(53,854)	(49,781)	18,879
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(2,983)	(2,967)	(2,945)
Prepayment (loan to) ESOP	65	261	260
Net increase (decrease) in deposits	19,140	19,227	(6,114)
Proceeds of long-term FHLB advances	44,000	33,667	10,000
Repayment of long-term FHLB advances	(32,332)	(27,201)	(10,611)
Net increase (decrease) in FHLB advances	22,900	1,700	0
Cash paid for purchase of common stock for treasury	(2,728)	(1,196)	(628)
Proceeds from exercise of stock options	1,023	138	29
Excess tax benefit (expenses) from share-based payment arrangements	(29)	(30)	(53)
Change in advance payments by borrowers for taxes and insurance	836	(27)	30
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	49,892	23,572	(10,032)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	8,145	(11,500)	16,980
CASH AND CASH EQUIVALENTS, Beginning of year	29,155	40,655	23,675
CASH AND CASH EQUIVALENTS, End of year	37,300	29,155	40,655
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	8,029	9,278	12,018
Cash paid for taxes	3,400	2,900	4,600
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
Accumulated other comprehensive income, Net of income taxes	409	461	(160)
Transfer from loans to real estate owned	1,582	3,220	3,572
Loans originated to sell real estate owned	$ 495	$ 268	$ 1,486

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies of the Company are described below.

Principles of Consolidation - The consolidated financial statements include the accounts of Teche Holding Company and its wholly-owned subsidiary, Teche Federal Bank (the “Bank” and together with Teche Holding Company “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Company operates principally in the community bank segment by attracting deposits from the general public and using such deposits primarily to originate loans. These loans include those secured by first mortgages on owner-occupied, family residences as well as home improvement and other consumer loans. The Company also makes commercial mortgage loans.

Concentrations of Credit Risk – The Company makes loans to individuals and small businesses located primarily in southern Louisiana for various personal and commercial purposes. The Company has a diversified loan portfolio and the borrowers’ ability to repay their loans is not directly dependent upon any specific economic sector. The Company will from time to time purchase loans from outside the market area.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents - Cash and cash equivalents comprise cash on hand and non-interest bearing and interest bearing demand deposits with other financial institutions. The Company is required to maintain certain cash reserves relating to its deposit liabilities.

Securities - Securities are classified as held-to-maturity or available-for-sale. Management determines the classification of securities when they are purchased and reevaluates this classification periodically as conditions change that could require reclassification.

Securities which the Company both positively intends and has the ability to hold to maturity are classified as securities held-to-maturity and are carried at amortized cost. Intent and ability to hold are not considered satisfied when a security is available to be sold in response to changes in interest rates, prepayment rates, liquidity needs or other reasons as part of an overall asset/liability management strategy.

Securities not meeting the criteria to be classified as securities held-to-maturity are classified as available-for-sale and are carried at fair value. Net unrealized holding gains or losses are excluded from net income and are recognized, net of income taxes, in other comprehensive income and in accumulated other comprehensive income, a separate component of stockholders’ equity.

Premiums and discounts on securities, both those held-to-maturity and those available-for-sale, are amortized and accreted to income as an adjustment to the securities’ yields using the interest method. Realized gains and losses on securities, including declines in value judged to be other than temporary, are reported as a component of income. The cost of securities sold is specifically identified for use in calculating realized gains and losses.

If the fair value of a debt security is below its amortized cost basis at the quarter end, the security is evaluated for other-than-temporary impairment (“OTTI”). For debt securities, the Company considers its intention to sell the security. If the Company does not intend on selling the security, then it is evaluated whether it is more likely than not it will be required to sell the security before recovery of the amortized cost. If the Company fails either of those tests, then the Company records OTTI for the affected security equal to the difference between the fair value and amortized cost.

If it is not more likely than not that the Company will be required to sell a debt security, then it goes to the next step to determine if OTTI exists. In determining if OTTI exists, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) adverse conditions related to the security, industry or geographic area, (3) the financial condition and near-term prospects of the issuer, (4) failure of the issuer to make scheduled interest or principal payments and the outlook for receiving the contractual cash flows of the investments, (5) changes in the rating of the security (for purposes of the evaluation, a drop in the rating below AA is considered adverse) and (6) historical and subsequent volatility of fair value of the security. If these conditions provide an indication of a reduction in expected cash flows, then cash flows are evaluated to determine the amount of credit-related impairment equal to the present value of cash flows not expected to be received. If OTTI has been identified, the credit-related impairment, to the extent it does not reduce the security below fair value, is charged to earnings and the non-credit-related impairment is adjusted through other comprehensive income for both held to maturity and available-for-sale securities.

For marketable equity securities, the Company evaluates its ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Evidence considered to determine anticipated recovery are analysts reports on the issuer and the financial condition of the issuer or the industry. If OTTI is identified, the security is adjusted to fair value through a charge to earnings.

During the years ended September 30, 2012, 2011 and 2010, the Company recognized non-credit impairment charges in other comprehensive loss related to certain held-to-maturity securities. The cumulative amount of these charges created a separate accumulated other comprehensive loss for held to maturity securities. This accumulated other comprehensive loss will be accreted to other comprehensive income over the remaining life of the security in a prospective manner on the basis of the amount and timing of future estimated cash flows. See Note 3 for further discussion of OTTI on investment securities.

Loans Receivable - Loans receivable are stated at the unpaid principal balances, less the allowance for loan losses, net deferred loan fees, and unearned premiums and discounts. The unearned premiums and discounts relate principally to purchased loans. Interest on loans is credited to income based on the principal amount outstanding using the interest method.

When doubt exists as to the collectability of a loan (typically when the loan is 90 days’ delinquent or impaired), the loan is placed on non-accrual status. When a loan is placed on non-accrual status, interest accrued prior to the determination of uncollectibility is reversed from income. Loans are returned to an accruing status only as payments are received and when collection of all principal and interest is no longer in doubt, usually after 6 months of satisfactory performance. Payments received on such non-accrual loans are applied first to recovery of lost interest and next to outstanding loan amounts.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructurings and non-homogeneous loans in which full payment of all scheduled amounts due is not expected. The Company calculates a reserve required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of its collateral if the loan is collateral dependent.

Allowance for Loan Losses - The allowance for loan losses is a valuation allowance available for losses incurred on loans. Any losses are charged to the allowance for loan losses when the loss is confirmed. Recoveries are credited to the allowance at the time of recovery.

Management estimates the level of losses that is adequate to absorb probable losses inherent in the existing portfolio. Based on these estimates, an amount is charged to or recovered from the provision for loan losses and credited or debited to the allowance for loan losses in order to adjust the allowance to a level determined to be adequate to absorb such losses.

Management’s judgment as to the level of losses on existing loans involves the consideration of current economic conditions and their potential effects on specific borrowers; an evaluation of the existing relationships among loans, known and inherent risks in the loan portfolio, and the present level of the allowance; results of examination of the loan portfolio by regulatory agencies; and management’s internal review of the loan portfolio. In determining the collectability of certain loans, management also considers the fair value of any underlying collateral.

It should be understood that estimates of loan losses involve an exercise of judgment. While it is possible that in particular periods the Company may sustain losses which are substantially different from the allowance for loan losses, it is the judgment of management that the allowance for loan losses reflected in the consolidated balance sheets is adequate to absorb probable losses inherent in the loan portfolio.

Loan Fees, Loan Costs, Discounts and Premiums - Loan origination fees, certain direct loan origination costs and discounts and premiums on loans are deferred and amortized as an adjustment to the related loan’s yield using the interest method over the contractual life of the loan.

Federal Home Loan Bank Stock - Federal Home Loan Bank (“FHLB”) stock is recorded at cost and is periodically reviewed for impairment. The Company owns stock in the FHLB of Dallas in order to gain access to cost effective funding and liquidity sources. The Company considers the capital position of the FHLB of Dallas as well as recent redemptions of the common stock when considering whether or not the investment is impaired. As of September 30, 2012 the FHLB of Dallas was in compliance with its regulatory capital requirements, and was still redeeming excess activity-based common stock, therefore the Company concluded that the investment was not impaired. The FHLB of Dallas received an S&P rating of AA+ which reflects its consistent risk-adjusted earnings, superior asset quality, and unique position as a key funding source to its member institutions, as well as the substantial support of the U.S. Government.

No ready market exists for the FHLB of Dallas stock. It has no quoted market value and is carried at cost. Cost approximates fair market value based upon the redemption policies and practices of the FHLB of Dallas, which provide redemption at par.

Goodwill - Goodwill does not require amortization but is subject to at least an annual assessment for impairment, unless interim events or circumstances make it more likely than not that an impairment loss has occurred. Impairment is defined as that amount by which the implied fair value of the goodwill is less than the goodwill’s carrying value. Impairment losses would be charged to operating expense. The existing goodwill is not deductible for income tax purposes. For the purposes of evaluating goodwill, the Company has determined that it operates only one reporting unit. The Company performed a qualitative assessment and determined that it was not more likely than not that the fair value of the reporting unit was less than the carrying amount at September 30, 2012.

Core Deposit Intangible - The core deposit intangible with a cost of $520 and accumulated amortization of $508 and $497 at September 30, 2012 and 2011, respectively, is included in prepaid expenses and other assets on the consolidated balance sheets.

Mortgage Servicing Rights - Servicing assets are recognized at fair value as separate assets when rights are acquired through purchase or sale of financial assets and are amortized over the estimated life of the underlying assets. Fair value is based on a valuation model that calculates the present value of estimated future net servicing income. The present value of future earnings is the estimated market value for the loans, calculated by a third party using consensus assumptions that a third party purchaser would utilize in evaluating potential acquisition of the servicing such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, prepayment speeds, and default rates and losses. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. If the fair value is less than the amortized value of the servicing asset, a valuation allowance is established. If the Company later determines that all or a portion of the impairment no longer exists, a reduction of the allowance may be recorded as an increase to income. Capitalized servicing rights are amortized in proportion to and over the period of the estimated future net servicing income of the underlying financial asset.

Premises and Equipment - Land is carried at cost. Buildings and equipment are carried at cost less accumulated depreciation. The Company computes depreciation generally on the straight-line method for financial reporting. The estimated useful lives used to compute depreciation are: buildings and improvements, twenty to forty years; and furniture, fixtures and equipment, three to ten years.

Real Estate Owned - Real estate acquired through, or in lieu of, foreclosure is initially recorded at the fair value at the time of foreclosure, less estimated selling costs, and any related write-down is charged to the allowance for loan losses. Valuations are periodically performed by management and provisions for estimated losses on real estate owned are charged to income when fair value is determined to be less than the carrying value. Costs relative to the development and improvement of properties are capitalized to the extent realizable, whereas, ordinary upkeep disbursements are charged to expense. The ability of the Company to recover the carrying value of real estate is based upon future sales of the real estate owned. The ability to affect such sales is subject to market conditions and other factors, many of which are beyond the Company’s control. Operating income of such properties, net of related expenses, and gains and losses on their disposition are included in the accompanying consolidated statements of income.

Life Insurance Contracts - Life insurance contracts represent single premium life insurance contracts on the lives of certain officers of the Company. The Company is the beneficiary of these policies. These contracts are reported at their cash surrender value and changes in the cash surrender value are included in other non-interest income.

Employee Stock Ownership Plan “ESOP” - The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements. The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year. The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust. Earnings per share computations include any allocated shares in the ESOP trust.

Income Taxes - The Company follows the practice of filing a consolidated federal return. Income taxes are allocated to each company as if filed separately for federal purposes.

Certain items of income and expense for financial reporting are recognized differently for income tax purposes (principally the provision for loan losses and depreciation). Provisions for deferred taxes are made in recognition of such temporary differences using the liability method. Current income taxes are recorded based on amounts due with the current income tax returns. The need for a valuation allowance is considered when it is determined more likely than not that a deferred tax asset will not be realized.

The Company accounts for penalties and interest related to income tax liabilities as a component of other expense. The Company and its subsidiaries’ tax filings for the years ended September 30, 2009 through 2011 are currently open to audit under statutes of limitation by the Internal Revenue Service.

Income Per Share - Basic net income per common share “EPS” is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income of the Company. Diluted EPS is computed by dividing net income by the total of the weighted-average number of shares outstanding plus the effect of outstanding options and stock grants. The dilution effect of stock options and stock grants is determined using the treasury stock method. The effect of any anti-dilutive common stock equivalents is excluded from the diluted EPS computation.

Comprehensive Income - Comprehensive income includes net income and other comprehensive income or loss, which in the case of the Company includes only unrealized gains and losses on securities, net of related income taxes.

Stock-Based Compensation - The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). It also requires measurement of the cost of employee services received in exchange for an award based on the grant date fair value of the award. Excess tax benefits are reported as financing cash inflows, rather than as a reduction of taxes paid, which is included within operating cash flows.

NEW ACCOUNTING PRONOUNCEMENTS

ASU-Accounting Standards Update (2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04, amends Topic 820, Fair Value Measurement and Disclosures, to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarified the application of existing fair value measurement requirements, changed certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 was effective for annual and interim periods beginning after December 15, 2011. The adoption of this ASU did not have a significant impact to the Company’s financial statements and the updated disclosures are included herein.

ASU-Accounting Standards Update (2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted and the Company has presented as a separate statement.

ASU-Accounting Standards Update (2011-08), Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this Update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company early adopted the guidance for the goodwill impairment test for the fiscal year 2011. The adoption of this standard did not have a material impact on the consolidated financial statements.

ASU-Accounting Standards Update (2011-12) Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive in Accounting Standards Update No. 2011-05. This amendment effectively defers only those changes that related to the presentation of reclassification adjustments out of accumulated other comprehensive income and will be temporary to allow the FASB time to re-deliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities.

ASU-Accounting Standards Update (2012-02), Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible assets unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal year beginning after September 15, 2012.

2. INTEREST RATE RISK	12 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
INTEREST RATE RISK

2.	INTEREST RATE RISK

The company is engaged principally in providing first mortgage and other types of loans to individuals and business. Loans are funded primarily with deposit accounts and borrowings from the Federal Home Loan Bank. At September 30, 2012 the company was asset sensitive which indicates that interest- bearing assets will re-price faster than interest bearing liabilities with changes in market interest rates. In declining market interest rate environments the Company is exposed to interest rate risk because interest bearing assets re-price faster than interest bearing liabilities resulting in lower net interest income.

The company manages interest rate risk exposure by monitoring the mix of loans, deposit and borrowings and reports to the Board of Directors quarterly. The companies interest rate risk position at September 30, 2012 was within the limits establish by the Board of Directors.

3. SECURITIES	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
SECURITIES

3.	SECURITIES

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,618	$56	$-	$1,674
Federal Home Loan Mortgage
Corporation	2,077	92	-	2,169
Federal National Mortgage Association	12,914	928	-	13,842
	16,609	1,076	-	17,685
CMOs:
Government National Mortgage
Association	1,604	184	-	1,788

Marketable equity securities	371	125	(2)	494
	$18,584	$1,385	$(2)	$19,967

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,772	$61	$-	$1,833
Federal Home Loan Mortgage
Corporation	3,343	91	-	3,434
Federal National Mortgage Association	16,367	812	-	17,179
	21,482	964	-	22,446
CMOs:
Government National Mortgage
Association	1,987	196	-	2,183

Marketable equity securities	386	136	(3)	519
	$23,855	$1,296	$(3)	$25,148
	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$47,975	$-	$-	$47,975
Mortgaged-backed securities:
Federal National Mortgage Association	24,200	1,194	(1)	25,393
Federal Home Loan Mortgage
Corporation	5,530	451	-	5,981
Private Label	1,377	367	(102)	1,642
CMOs:
Federal Home Loan Mortgage
Corporation	129	1	-	130
Federal National Mortgage
Association	1,067	52	-	1,119
Private Label	320	300	(1)	619
	$80,598	$2,365	$(104)	$82,859

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$44,673	$-	$-	$44,673
Mortgaged-backed securities:
Federal National Mortgage Association	17,364	1,180	-	18,544
Federal Home Loan Mortgage
Corporation	3,874	321	-	4,195
Private Label	-	-	-	-
CMOs:
Federal Home Loan Mortgage
Corporation	76	5	-	81
Federal National Mortgage
Association	826	71	-	897
Private Label	-	-	-	-
	$66,813	$1,577	$-	$68,390

Details concerning securities with unrealized losses as of September 30, 2012 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
	Fair Value	Gross unrealized losses	Fair value	Gross Unrealized losses	Fair value	Gross unrealized losses
Available-for-sale
Marketable equity securities	$-	$-	$5	$(2)	$5	$(2)
Total	$-	$-	$5	$(2)	$5	$(2)

The Company has 325 investments at September 30, 2012 of which two had immaterial unrealized losses.

Details concerning securities with unrealized losses as of September 30, 2011 are as follows:

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	Losses	value	losses	value	losses
Available-for-Sale
Marketable equity securities	$7	$(3)	$-	$-	$7	$(3)
	$7	$(3)	$-	$-	$7	$(3)

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Held-to-Maturity
Mortgage backed securities
Private Label	$231	$(13)	$499	$(89)	$730	$(102)
Federal National Mortgage Association	199	(1)	-	-	199	(1)
CMOs:
Private label	48	(1)	-	-	48	(1)
	$478	$(15)	$499	$(89)	$977	$(104)

The Company had 411 investments at September 30, 2011 of which 30 had unrealized losses. These unrealized losses generally result from changes in market interest rates and as a result of the disruption in the existing mortgage securities market due to illiquidity in certain sectors of that market. The unrealized losses associated with investment securities issued by government sponsored enterprises “GSE’s” are caused by changes in interest rates and are not considered credit related since the contractual cash flows of these investments are guaranteed by these agencies.

GSEs have access to additional capital and liquidity resources from the U.S. Treasury, which indicates that they will be able to honor their guarantees, related to the contractual cash flows of the mortgage-backed securities “MBS” that they have issued. In the case of securities issued by the Government National Mortgage Association, the securities are fully guaranteed by the U.S. Government.

For each private label security, duration of the impairment, credit support and cash flows were assessed to determine whether the security was temporarily or other than temporarily impaired. Management evaluates the actual mortgage delinquencies, foreclosures, and real estate owned for each security, as well as future expected losses in the underlying mortgage collateral to determine if there is a high probability for expected losses and contractual shortfalls of interest or principal, which could warrant recognition of other than temporary impairment. Based upon its evaluation, the Company determined that some securities have been other-than-temporarily impaired. Consequently, during 2012, 2011, and 2010 the value of these securities has been reduced with a corresponding charge to earnings of $128, $286 and $177, respectively, which represents the credit portion of the losses. The remaining balances of the private label securities have been determined to have sufficient credit support and cash flows to repay the remaining principal of the security.

In September 2011, the Company redeemed, and recognized an immaterial gain on its investment in the unit investment trust which consisted of common stock in 16 community banks located around the nation and three single issue bank common stocks, typically obtained in mutual to stock thrift conversions.

At September 30, 2012 and 2011, securities with a cost of approximately $18,850 and $19,550 were pledged to secure deposits and advances from the FHLB of Dallas as required or permitted by law.

The amortized cost and estimated fair value of available-for-sale securities by contractual maturity at September 30, 2012, has not been presented due to the investment in mortgage-backed securities. Actual maturities of these securities will differ from contractual maturities because borrowers may have the right to call or prepay obligations without call or prepayment penalties.

The amortized cost and estimated fair value of held-to-maturity securities by contractual maturity at September 30, 2012, is shown below. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Due within one year	$33,511	$33,511
Due after one year but within five years	11,162	11,162
Total	44,673	44,673

Mortgage-backed securities	22,140	23,717
	$66,813	$68,390

The following table presents a roll-forward of the amount of credit losses on debt securities held by the Company for which a portion of OTTI was recognized in other comprehensive income for the years ended September 30, 2012 and 2011:

Beginning balance of credit losses at October 1, 2011	$1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	35
Increases for additional credit losses on securities previously determined to be OTTI	93
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(1,691)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2012	$0

The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2010	$1,442
Other-than-temporary impairment credit losses on securities not previously OTTI	95
Increases for additional credit losses on securities previously determined to be OTTI	191
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(165)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2011	$1,563

The amount of other-than-temporary impairment credit losses on securities for which we had previously recognized OTTI amounted to $93 and the amount related to losses on securities with no previous losses amounted to $35 at September 30, 2012. Debt securities with unrealized losses are reviewed for OTTI at each reporting period. Management monitors these securities for evidence of credit deterioration that could indicate that an OTTI has occurred. Among other factors, changes in the security’s credit rating from a credit rating agency are considered as evidence of potential credit deterioration. For securities that have indications of credit related impairment, management analyzes future expected cash flows to determine if any credit related impairment is evident. Estimated cash flows are determined using management’s best estimate of future cash flows based on specific assumptions. The assumptions used to determine the cash flows were based on estimates of loss severity, credit default, and prepayment speeds. For each security, these assumptions were developed by taking the trailing six month historical average rate for the security.

Gains on sale of available for sale securities of $167, $96 and $108 were realized on sales of securities in the years ended September 30, 2012, 2011, and 2010 respectively. Proceeds of $370, $232 and $577 were received from the sale of securities during the twelve months ended September 30, 2012, 2011, and 2010 respectively. Losses on available for sale securities of $0, $0 and $18 were realized on sales of securities in the years ended September 30, 2012, 2011 and 2010.

Non-credit related OTTI losses in accumulated other comprehensive income were $0 as of September 30, 2012 and $534 as of September 30, 2011. These losses were related to investments in private label CMOs. During the fourth quarter ended September 30, 2012, private-label mortgage backed securities in our held-to-maturity portfolio with a carrying amount of $1,766 were sold for an immaterial gain. While the Company had the ability to hold these securities, due to the current uncertainties in the market place, management made the decision to move these securities out of the portfolio.

4. LOANS RECEIVABLE	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
LOANS RECEIVABLE

4. LOANS RECEIVABLE

Loans receivable are summarized as follows:

	Sept ‘12	% Total	Sept ‘11	%Total

Commercial real estate loans	$120,557	17.8%	$111,558	18.3%
Commercial non-real estate loans	34,032	5.0%	27,403	4.5%
Commercial-construction loans	7,357	1.1%	9,473	1.5%
Commercial-land	13,312	2.0%	15,721	2.6%
Residential-construction loans	9,478	1.4%	10,604	1.7%
Residential-real estate loans	413,500	61.1%	356,950	58.5%
Consumer-Mobile home loans	37,030	5.5%	38,285	6.3%
Consumer-other	41,110	6.1%	40,227	6.6%
Total Loans	676,376	100.0%	610,221	100.0%
Less:
Allowance for loan losses	8,559		8,331
Deferred loan fees	1,975		1,619
Total Net Loans	$665,842		$600,271

Commercial real estate loans increased $9.0 million from September 30, 2011 to September 30, 2012 mainly due to increased originations. Commercial non-real estate loans increased $6.6 million from September 30, 2011 to September 30, 2012 mainly due to increased originations. Residential real estate loans increased $56.6 million from September 30, 2011 to September 30, 2012 mainly due to originations of 15 year term conforming one-to-four family mortgage loans. At September 30, 2012 approximately $294.5 million of loans receivable were pledged as collateral securing advances from the FHLB. The Company has loans that it services for others which amounted to $25,235 and $36,811 at September 30, 2012 and 2011, respectively.

Changes in the allowance for loan losses were as follows:

	Year Ended September 30,
	2012	2011 _	2010 _

Beginning balance – October 1	$ 8,331	$ 9,256	$ 6,806
Provision charged to operating expense	1,910	3,900	3,896
Recoveries	203	57	30
Loans charged off	(1,885)	(4,882)	(1,476)

Ending balance – September 30	$ 8,559	$ 8,331	$ 9,256

The amount of nonaccrual loans at September 30, 2012 and September 30, 2011 was approximately $10.2 million and $10.1 million, respectively. The Company had total impaired loans of approximately $8.7 million and $8.7 million at September 30, 2012 and September 30, 2011, respectively. The average investment in impaired loans was $11.0 million and $10.3 million for the years ended September 30, 2012 and 2011, respectively. The amount of foregone interest on impaired loans was approximately $180 and $266, respectively. The amount of loans over 90 days and still accruing was approximately $351 and $793 as of September 30, 2012 and 2011, respectively. Specific reserves allocated to impaired loans totaled approximately $0 and $548 million as of September 30, 2012 and 2011, respectively. Impaired loans totaling approximately $8.7 million and $2.6 million had no specific reserves allocated as of September 30, 2012 and 2011, respectively.

The effect on net interest income of troubled debt restructurings is insignificant for the twelve months ended September 30, 2012.

Allowance for Loan Losses and Recorded Investment in Loans for the Twelve Months Ended September 30, 2012

The allowance for possible loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that have been incurred within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio. The methodology is based on the Bank’s historical loss experience by type of credit and internal risk grade, specific homogeneous risk pools and specific loss allocations, with adjustments for current events and conditions. The Company’s process for determining the appropriate level of the allowance for possible loan losses is designed to account for credit deterioration as it occurs. The provision for possible loan losses reflects loan quality trends, potential problem loans, and criticized loans and net charge-offs, among other factors. The provision for possible loan losses also reflects the totality of actions taken on all loans for a particular period. In other words, the amount of the provision reflects not only the necessary increases in the allowance for possible loan losses related to newly identified criticized loans, but it also reflects actions taken related to other loans including, among other things, any necessary increases or decreases in required allowances for specific loans or loan pools.

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,033	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,659

Ending Balance individually evaluated for impairment	$3,524	$-	$4,658	$-	$381	$154	$-	$-	$8,717

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2012; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,033	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,659

Ending Balance individually evaluated for impairment	$3,524	$-	$4,658	$-	$381	$154	$-	$-	$8,717

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2011; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial -real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$2,402	$68	$1,076	$61	$4,173	$327	$640	$509	$9,256
Charge-offs	1,565	51	1,666	-	1,131	138	234	97	4,882
Recoveries	-	-	-	-	39	1	10	7	57
Provision	1,154	119	1,015	17	1,193	68	177	157	3,900
Ending balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331

Ending balance allocation:
Individually evaluated for impairment	$233	$-	$250	$-	$65	$-	$-	$-	$548

Collectively evaluated for impairment	$1,758	$136	$175	$78	$4,209	$258	$593	$576	$7,783

Loans: Ending Balance Collectively evaluated for impairment	$109,181	$8,452	$10,888	$10,604	$356,545	$27,345	$38,285	$40,227	$601,527

Ending Balance individually evaluated for impairment	$2,377	$1,021	$4,833	$-	$405	$58	$-	$-	$8,694

Credit Quality Indicators

As of September 30, 2012

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

Prime – Credits secured by cash (accounts held in the Bank), stocks, bonds (companies with debt ratings of “A” or better), U.S. Government securities with advance rates within Bank policy and cash value of insurance policies (with sound AM Best rating).

Excellent – Demonstrates exceptional credit fundamentals, including stable and predictable profit margins and cash flows, strong liquidity and conservative balance sheet. Significant historical cash flow coverage of existing and pro-forma debt service coverage. Credits rated Excellent will have a strong primary source of repayment usually consisting of strong historical cash flows along with strong secondary and tertiary repayment sources. Subsequent repayment sources could consist of financially strong guarantors or low loan to value ratios on collateral with a strong secondary market or resale source. Companies fitting the profile of minimal risk will have low leverage, a defined management succession plan and a broad product mix.

Average – Borrowers that fit this classification would most likely be a typical middle market business or high net worth individual. Loans would typically be secured and may have some reliance on inventory. Cash flow is adequate to service debt but may be susceptible to some deterioration due to cyclical, seasonal or economic events. Management is experienced but is concentrated in a few key people. Credits fitting this classification would typically have at least one very strong repayment source and a good secondary repayment source. Company product mix may lack diversity. The majority of loans fall within this classification. Annual financial statements on the borrower and guarantor(s) should be obtained.

Satisfactory – Displays an acceptable degree of risk in the short-term. Unfavorable characteristics may exist, however, these are offset by the positive trends. Some unpredictability in earnings and cash flow may exist. Leverage may be higher than typical in the industry and liquidity less than desirable. Management, while competent, may not be experienced and lack depth. Secondary and tertiary sources of repayment may be limited. Companies in a start-up situation typically fit this classification. Other characteristics of this classification would be companies with volatility in earnings and/or increasing leverage.

Watch List – Assets considered on a “Watch List” are technically not classified in the usual sense of the term and are considered “Pass” assets. Assets in this category do not trigger a need for additional valuation allowances. The purpose of this list is to identify assets that warrant increased monitoring for minor exceptions or problems, which could worsen in the near future if left unattended.

Special Mention – A Special Mention asset has potential weaknesses that deserve management’s close attention. If left uncorrected these potential weaknesses may result in the deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Special Mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - Assets classified Substandard have a well-defined weakness or weaknesses. A Substandard asset is inadequately protected by the current net worth or paying capacity of the obligor or pledged collateral, if any. It is characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Weaknesses are to be based upon objective evidence.

Doubtful - Assets classified Doubtful have all of the weaknesses inherent in those classified Substandard. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of the currently existing facts, conditions and values.

Loss - Assets classified as Loss are considered uncollectible, or of such little value that the continuance of the loan or other asset on the books of the Bank is not warranted. Some recovery of funds could be possible in the future, but the amount and probability of this recovery are not determinable, thus leaving little justification for the assets to remain on the books.

A Loss classification does not mean that an asset has no recovery or salvage value, but simply that it is not practical or desirable to defer writing off or reserving all or a portion of a basically worthless asset, even though partial recovery may be effected in the future.

Commercial Loans

Our underwriting philosophy is centered primarily around the borrower’s ability to generate adequate cash flow to service the debt in accordance with the terms and conditions of the loan agreement. Understanding the borrower’s businesses along with their level of experience and the background of the principals is also a part of our lending philosophy. Generally, our loans are secured by collateral and we assess the market value of the collateral and the strength it brings to the loan. We generally require personal guarantees of the borrower’s principals and assess the financial strength and liquidity of each guarantor as part of our process.

Common risks to each class of commercial loans include risks that are not specific to the individual transactions such as general economic conditions within our markets. There are risks associated with each individual transaction such as a change in marital status, disability or death of the borrower and the loss of value of our collateral due to market conditions.

In addition to these common risks, additional risks are inherent in certain types of commercial loans.

Commercial Construction and Land Development:

Commercial construction and land development loans are dependent upon the supply and demand for commercial real estate in the markets we serve as well as the demand for newly constructed residential homes and lots. A continuing decrease in demand could result in significant decreases in the underlying collateral values and make repayment of the outstanding loans more difficult for our borrowers.

Commercial Mortgage and C&I Loans:

The repayment of commercial mortgage and C&I loans is primarily dependent upon the ability of our borrowers to produce cash flow consistent with original projections analyzed during the credit underwriting process. While our loans are generally secured by collateral with limitations on maximum loan to value, there is the risk that liquidation of the collateral will not fully satisfy the loan balance.

Non-owner occupied nonresidential and multifamily properties:

Loans secured by non-residential properties such as office buildings, and loans secured by multifamily housing are dependent upon the ability of the property to produce enough cash flow sufficient to service the debt. These types of properties are generally susceptible to high unemployment or generally weak economic conditions which can result in high vacancy rates.

Non-commercial loans

Most of our non-commercial loans are centrally underwritten. When assessing credit risk, we analyze certain factors relating to credit performance such as payment history, credit utilization, length of credit history. Since most of our non-commercial loans are secured, we evaluate the likely market value of the collateral. Common risks that are not specific to individual loan transactions include economic conditions within or markets, particularly unemployment rates and potential declines in real estate values. Personal events such as disability, death or a change in marital status also add risk to non-commercial loans.

In addition to these common risks, additional risks are inherent in certain types of non-commercial loans.

Revolving Mortgages:

Revolving loans such as home equity lines of credit (“HELOCs”), may be secured by first and junior liens on residential real estate making such loans susceptible to deterioration in residential real estate values. Additional risks include lien perfection deficiencies. Further, open end lines of credit have the inherent risk that the borrower may draw on the lines in excess of their collateral value particularly in a deteriorating real estate market.

Consumer Loans:

Consumer loans include loans secured by personal property such as automobiles, mobile homes, and other title recreational vehicles such as boats, RV’s and motorcycles. Consumer loans also may include unsecured loans. The value of the underlying collateral within this group of loans is especially volatile due to the potential rapid depreciation in values.

Residential Construction and Permanent Mortgages:

Residential mortgages are typically secured by 1-4 family residential property and residential lots. Declines in market value can result in residential mortgages with balances in excess of the value of the property securing the loan. Residential construction loans can experience delays in construction and cost overruns that can exceed the borrower’s financial ability to complete the home leading to unmarketable collateral.

Commercial Credit Exposure

Credit Risk Profile by Internally Assigned Grade

As of September 30, 2012

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$-	$-	$3,146	$-	$3,146	1.8%
Excellent	-	-	118	-	118	0.1
Average	815	-	500	4,921	6,236	3.6
Satisfactory	7,231	6,927	28,008	92,494	134,660	76.8
Watch	601	65	2,056	18,733	21,455	12.2
Special Mention	17	365	50	872	1,304	0.7
Substandard	4,648	-	154	3,537	8,339	4.8
Doubtful	-	-	-	-	-	0.0
Loss	-	-	-	-	-	0.0
Total	$13,312	$7,357	$34,032	$120,557	$175,258	100.0%

As of September 30, 2011

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$-	$-	$3,489	$-	$3,489	2.1%
Excellent	-	-	50	8	58	0.1
Average	500	-	821	5,554	6,875	4.2
Satisfactory	8,525	7,113	21,433	77,254	114,325	69.6
Watch	1,738	927	994	24,360	28,019	17.1
Special Mention	166	381	558	2,534	3,639	2.2
Substandard	4,792	1,052	58	1,848	7,750	4.7
Doubtful	-	-	-	-	-	0.0
Loss	-	-	-	-	-	0.0
Total	$15,721	$9,473	$27,403	$111,558	$164,155	100.0%

Consumer Credit Exposure Credit Risk Profile

By Creditworthiness Category

As of September 30, 2012

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$9,478	$408,611	$418,089
Special Mention	-	328	328
Substandard	-	4,561	4,561
Loss	-	-	-
Total	$9,478	$413,500	$422,978

As of September 30, 2011

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$10,604	$353,447	$364,051
Special Mention	-	183	183
Substandard	-	3,320	3,320
Loss	-	-	-
Total	$10,604	$356,950	$367,554

Consumer Credit Exposure

Credit Risk Profile Based on Payment Activity

As of September 30, 2012

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$36,606	$40,680	$77,286
Nonperforming	424	430	854
Total	$37,030	$41,110	$78,140

As of September 30, 2011

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$37,906	$40,108	$78,014
Nonperforming	379	119	498
Total	$38,285	$40,227	$78,512

Age Analysis of Past Due Loans

As of September 30, 2012

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$35	$810	$845	$119,712	$120,557	$-
Commercial non-real estate loans	28	2	30	34,002	34,032	-
Commercial-construction loans	-	-	-	7,357	7,357	-
Commercial-land	314	531	845	12,467	13,312	-
Residential-construction loans	-	-	-	9,478	9,478	-
Residential-real estate loans	4,410	4,249	8,659	404,841	413,500	351
Consumer-Mobile home loans	1,292	425	1,717	35,313	37,030	-
Consumer-other	332	343	675	40,435	41,110	-
Total	$6,411	$6,360	$12,771	$663,605	$676,376	$351

As of September 30, 2011

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$660	$1,275	$1,935	$109,623	$111,558	$-
Commercial non-real estate loans	60	-	60	27,343	27,403	-
Commercial-construction loans	381	258	639	8,834	9,473	-
Commercial-land	500	360	860	14,861	15,721	239
Residential-construction loans	-	-	-	10,604	10,604	-
Residential-real estate loans	4,922	3,041	7,963	348,987	356,950	554
Consumer-Mobile home loans	1,025	379	1,404	36,881	38,285	-
Consumer-other	564	320	884	39,343	40,227	-
Total	$8,112	$5,633	$13,745	$596,476	$610,221	$793

Impaired Loans

For the Year ended September 30, 2012

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$2,857	$2,883	$-	$3,839	$82
Commercial non-real estate	329	349	-	418	7
Commercial-construction loans	-	-	-	547	27
Commercial-land	4,658	6,274	-	4,959	11
Residential-real estate loans	872	1,266	-	1,199	40
Subtotal:	8,716	10,772	-	10,962	167
With an allowance recorded:
Commercial real estate loans	-	-	-	-	-
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	-	-
Residential-real estate loans	-	-	-	-	-
Subtotal:	-	-	-	-	-
Totals:
Commercial	7,844	9,506	-	9,763	127
Residential	872	1,266	-	1,199	40
Total	$8,716	$10,772	$-	$10,962	$167

For the Year ended September 30, 2011

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$1,128	$2,095	$-	$1,713	$20
Commercial non-real estate	58	58	-	78	6
Commercial-construction loans	1,021	1,072	-	1,054	-
Commercial-land	360	754	-	621	8
Residential-real estate loans	-	-	-	-	-
Subtotal:	2,567	3,979	-	3,466	34
With an allowance recorded:
Commercial real estate loans	1,249	1,350	233	1,383	88
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	4,473	5,445	250	5,121	-
Residential-real estate loans	405	405	65	355	20
Subtotal:	6,127	7,200	548	6,859	108
Totals:
Commercial	8,289	10,774	483	9,970	122
Residential	405	405	65	355	20
Total	$8,694	$11,179	$548	$10,325	$142

Troubled debt restructured loans (“TDR”) which are included in the impaired loan totals, were $6,316 with $2,373 still accrual and $7,570 with $1,075 still accrual at September 30, 2012 and 2011, respectively. The decrease in TDRs was a result of principal reductions through payments and valuation adjustments. The Company has not committed to lend additional funds to the customers with outstanding loans that are classified as a TDR. As of September 30, 2012, no loans that were modified as troubled debt restructurings within the previous twelve months defaulted after their restructure.

Modifications

Year Ended September 30, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2012:
Commercial real estate loans	3	$2,248	$2,248
Commercial construction loans	-	-	-
Commercial non-real estate loans	1	125	125
Residential real estate loans	-	-	-
Total *	4	$2,373	$2,373

*All of the troubled debt restructured loans presented above are still accruing.

Three commercial loans totaling $2.3 million were classified as troubled debt restructurings due to a modification of terms allowing customer to make interest only payments for an amount of time. One commercial loan secured by equipment for $125,000 was also classified as troubled debt restructure due to a modification of terms allowing customer to make interest only payments for an amount of time.

Year Ended September 30, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2011
Commercial real estate loans	2	$2,426	$1,583
Commercial construction loans	10	793	763
Commercial land	3	5,811	4,473
Residential real estate loans	3	290	355
Total *	18	$9,320	$7,174

* Of the amount of troubled debt restructured loans presented above all are on non-accrual with the exception of $1.1milion, which are still accruing at September 30, 2011

One commercial loan totaling $720 was classified as troubled debt restructuring due to a modification of terms allowing the customer to make interest-only payments for an amount of time. One large commercial loan totaling $863 was classified as a troubled debt restructuring due to an extension of maturity date and an increase in amount borrowed. One customer relationship with three residential real estate loans totaling $355 was modified by an extension of term, and reduction in interest rate to obtain a lower payment for the customer.

One large commercial credit relationship consisting of 13 loans involving a residential land development and five show homes in the Baton Rouge market area, the borrower of which filed for bankruptcy protection under Chapter 11 of the U.S. Bankruptcy Code, was classified as a troubled debt restructuring due to modifications in accordance with a plan of bankruptcy/reorganization totaling $5.2 million.

Loans on Nonaccrual Status

At September 30, 2012 and September 30, 2011

	September 30,
	2012	2011

Commercial real estate loans	$810	$1,275
Commercial non-real estate loans	2	-
Commercial-construction loans	-	1,021
Commercial-land	4,344	4,594
Residential-construction loans	-	-
Residential-real estate loans	4,249	2,487
Consumer-Mobile home loans	425	379
Consumer-other	343	322
Total	$10,173	$10,078

Total nonaccrual loans at September 30, 2012 include $3.8 million related to the commercial credit relationship consisting of 13 loans modified in 2011. A significant portion of total nonaccrual loans in 2011 is related to the $5.2 million commercial credit relationship discussed above. Total nonaccrual loans remained relatively stable as of September 30, 2012 compared to September 30, 2011. Nonaccrual residential real estate loans increased during the year primarily due to loans originated in 2008 just before the economic down turn. Nonaccrual residential real estate loans ranged from a low of $2.5 million to a high of $4.3 million during fiscal 2012.

Related Party loans

The aggregate amount of loans to executive officers and directors of the Company and their related interests was approximately $400 and $667 at fiscal year-end 2012 and 2011, respectively. During fiscal 2012 and 2011 new loans aggregating approximately $0 and $187, respectively, and amounts collected of approximately $267 and $227 respectively, were transacted with such parties.

5. REAL ESTATE OWNED	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
REAL ESTATE OWNED

5. REAL ESTATE OWNED

Real estate owned consisted of the following:

	September 30,
	2012	2011
Real estate acquired through foreclosure:
One-to-four family units	$478	$1,262
Multi-family	—	—
Land loans	35	87
Commercial real estate loans	—	56
Less allowance for losses	—	—

Real estate owned - net	$513	$1,405

6. PREMISES AND EQUIPMENT	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

6. PREMISES AND EQUIPMENT

Premises and equipment are summarized as follows:

	September 30,
	2012	2011

Land	$ 11,674	$ 10,241
Buildings and improvements	22,403	20,251
Furniture, fixtures and equipment	12,667	11,995
	46,744	42,487
Less accumulated depreciation	(17,240)	(16,072)

	$ 29,504	$ 26,415

Pursuant to the terms of non-cancelable lease agreements in effect at September 30, 2012 pertaining to banking premises and equipment, future minimum rent commitments under various operating leases are as follows:

2013	$ 109
2014	109
2015	75
2016	41
2017	21
$ 355

All leases contain options to extend for periods from three to ten years. Total rent expense for the years ended September 30, 2012, 2011, and 2010 amounted to $93, $101 and $161 respectively.

7. DEPOSITS	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
DEPOSITS

7. DEPOSITS

Deposits are summarized as follows:

	September 30,
	2012	2011

Non-interest bearing demand account	$ 93,410	$ 80,491
Interest bearing:
NOW accounts	126,858	110,331
Passbook and regular savings	198,667	190,727
Money funds accounts	55,252	54,970
Certificates of deposit	143,535	162,063

	$ 617,722	$ 598,582

Certificates of deposit of $100 or more amounted to $58,752 and $63,748 at September 30, 2012 and 2011, respectively.

Certificates of deposit at September 30, 2012 mature as follows:

Less than one year	$53,388
1-2 years	$36,558
2-3 years	$29,349
3-4 years	$12,842
4-5 years	$3,753
Over 5 years	$7,645
TOTAL	$143,535

8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS

8. Advances from federal home loan bank of dallas

At September 30, 2012 and 2011 respectively, the Company was indebted to the FHLB of Dallas for $142,751 and $108,183 of advances bearing interest at a weighted average rate of 2.82% and 3.34%, which are due as follows:

Year Ended September 30,
2013	$53,214
2014	9,847
2015	8,092
2016	10,349
2017	8,299
Thereafter	52,950
$142,751

These advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans, certain investment securities and stock in the FHLB.

At September 30, 2012, the Company had an additional $151,713 available under its line of credit with the FHLB of Dallas.

9. OTHER NON-INTEREST INCOME	12 Months Ended
Sep. 30, 2012
Other Income and Expenses [Abstract]
OTHER NON-INTEREST INCOME	9. other non-interest income Other non-interest income consisted of the following:
	Year Ended September 30,
	2012	2011	2010

Life insurance contracts	$608	$595	$586
Other	222	231	274

	$830	$826	$860

10. INCOME TAXES	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

10. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of September 30, 2012 and 2011 are as follows:

	September 30,
	2012	2011

Deferred tax assets:
Allowance for loan losses	$2,557	$2,474
Accruals and stock based compensation	1,288	1,103
Impairments on securities	12	30

Total deferred tax assets	3,857	3,607

Deferred tax liabilities:
Deferred loan fees and costs – net	261	210
Tax over book depreciation	1,392	1,274
Net unrealized gain on investment securities	484	258
Dividends on FHLB stock	101	350
Other	352	290

Total deferred tax liabilities	2,590	2,382

Net deferred tax asset	$1,267	$1,225

The components of income tax expense are as follows:

	Year Ended September 30,
	2012	2011	2010_

Current	$3,923	$3,086	$4,548
Deferred	(268)	388	(1,182)
	$3,655	$3,474	$3,366

Income taxes differ from the amounts computed by applying the U.S. Federal income tax rate of 34% to earnings before income taxes. The reasons for these differences are as follows:

	Year Ended September 30,
	2012	2011	2010

Taxes computed at statutory rates	$3,720	$3,639	$3,559
Decrease in taxes due to net nontaxable income	(330)	(205)	(200)
Increase in taxes due to nondeductible expenses	166	40	42
Tax credits	—	—	(35)
Other	99	—	—

	$3,655	$3,474	$3,366

Effective tax rate	33.4%	32.5%	32.2%

GAAP does not require that deferred income taxes be provided on certain portions of the allowance for loan losses that existed as of September 30, 1988. At September 30, 2012, retained earnings include approximately $4.4 million representing such allowances for which no deferred income taxes have been provided.

11. NON-INTEREST EXPENSE	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
NON-INTEREST EXPENSE

11. NON-INTEREST EXPENSE

Occupancy, equipment and data processing expenses consisted of the following:

	Year Ended September 30,
	2012	2011	2010

Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,508	$2,278	$2,398
Equipment, including depreciation, telephone,
etc.	2,632	2,623	2,528
Data processing	1,360	1,219	1,403

	$6,500	$6,120	$6,329

Other operating expenses consisted of the following:

	Year Ended September 30,
	2012	2011	2010

Stationery, printing and postage	$979	$1,048	$1,103
Debit card expense, and other deposit related costs	1,655	1,972	1,648
Other	1,914	1,196	1,583

	$4,548	$4,216	$4,334

12. RETIREMENT PLAN	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
RETIREMENT PLAN

12. retirement plan

The Company has a 401 (k) Plan whereby substantially all employees participate in the Plan. Employees may contribute up to 50 percent of their compensation subject to certain limits based on federal tax laws. The Company makes matching contributions equal to 100 percent of the first 3 percent plus 50 percent after the next 2 percent of an employee’s compensation contributed to the Plan. Matching contributions vest to the employee equally over a five-year period. For the years ended September 30, 2012, 2011 and 2010, expense attributable to the Plan amounted to approximately $397, $382, and $363, respectively.

13. INCOME PER SHARE	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
INCOME PER SHARE

13. INCOME PER SHARE

Following is a summary of the information used in the computation of basic and diluted income per common share for the years ended September 30, 2012, 2011, and 2010:

	Year Ended September 30,
	2012	2011	2010
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,052,000	2,069,000	2,089,000
Effect of dilutive securities:
Stock options	17,000	12,000	6,500
Stock grants	7,000	11,000	11,500
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted income per common share	2,076,000	2,092,000	2,107,000

At September 30, 2012 and 2011 and 2010, approximately 73,000, 234,000 and 231,000, respectively, of common stock equivalents were excluded from diluted earnings per share because the option price exceeded the average market price.

14. EMPLOYEE STOCK PLANS	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EMPLOYEE STOCK PLANS

14. EMPLOYEE STOCK PLANS

The Company maintains an Employee Stock Ownership Plan (ESOP) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements. During the fiscal year ended September 30, 2009 the ESOP Trust purchased an additional 20,408 shares of common stock in the Company with a loan from the Company. Teche Federal Bank periodically made cash contributions to the ESOP on a basis sufficient to enable the ESOP to make the required loan payments to the Company.

The note payable referred to above bore interest at the prime rate adjusted quarterly with principal and interest payable quarterly for nine consecutive quarters with the final payment made in December 2011. The loan was collateralized by the unreleased shares of the stock purchased.

As the debt was repaid, shares were released from collateral and allocated to qualified employees based on the proportion of principal paid in the year. The shares pledged as collateral are reported as a reduction of stockholders’ equity in the consolidated balance sheets. As shares are committed to be released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for income per share computations. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings and dividends on unallocated ESOP shares are recorded as a reduction of debt or as compensation expense if not used for debt service.

Compensation expense related to the ESOP was $524, $435 and $522 for the years ended September 30, 2012, 2011 and 2010, respectively. The ESOP had no unreleased shares at September 30, 2012.

The Company has 5 share-based compensation plans in effect at September 30, 2012. The compensation cost that has been charged against income for those plans was approximately $503, $531 and $404 for the years ended September 30, 2012, 2011 and 2010, respectively. The plans allow for the granting of both qualified and non-qualified stock options.

In 1998, the Company implemented the 1998 Stock Option Plan, which authorized the Board of Directors to grant up to 68,000 of stock options to employees, officers and directors of the Company. Options granted under the 1998 Stock Option Plan have a term of up to ten years from the date of grant. Vesting of options is determined at the time of grant and ranges from immediate to five years. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 1999, the Company implemented the 1999 Stock Option and Restricted Stock Plan, which authorized the Board of Directors to grant 30,682 non-qualified stock options and 6,000 shares of restricted stock to a new senior officer in accordance with the terms of his employment. The options and restricted stock were granted at the fair market value of the stock at the date of grant and vested over a four-year period. A similar plan was implemented in 2002 authorizing the Board of Directors to grant 12,696 stock options to a new director. These options have a five-year vesting period.

In 2001, the Company implemented the 2001 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 250,000 stock options or restricted stock (limited to 37,500 shares) to officers and employees of the Company. Options granted under the 2001 Stock Option Plan have a term of up to ten years from the date of grant. Vesting of options is determined at the time of grant and ranges from immediate to five years. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 2005, the Company implemented the 2004 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 200,000 stock options or restricted stock (limited to 50,000 shares) to employees, officers and directors of the Company. Options granted under the 2004 Stock Based Incentive Plan will have a term of up to ten years from the date of grant and vesting of grants will be determined at the time of grant. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

In 2011, the Company implemented the 2011 Stock-Based Incentive Plan, which authorized the Board of Directors to grant up to 250,000 stock options or restricted stock (limited to 100,000 shares) to employees, officers and directors of the Company. Options granted under the 2011 Stock Based Incentive Plan will have a term of up to ten years from the date of grant and vesting of grants will be determined at the time of grant. Options under this plan must be granted at a price not less than the fair market value at the date of grant.

The share-based awards granted under the aforementioned Plans have similar characteristics, except that some awards have been granted in options and certain awards have been granted in restricted stock. Therefore, the following disclosures have been disaggregated for the stock option and restricted stock awards of the Plans due to their dissimilar characteristics.

Stock Options

The fair market value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. The Company granted 50,220 stock options for the year ended September 30, 2012 with a weighted average fair value of $5.05 per option. The Company granted 46,240 stock options for the year ended September 30, 2011 with an average fair value of $4.68 per option. The Company granted 39,920 stock options for the year ended September 30, 2010 with an average fair value of $4.23 per option.

The risk-free interest rate is based upon a U.S. Treasury instrument with a life that is similar to the expected life of the option grant. Expected volatility is based upon the historical volatility of the Company based upon the previous 6 years trading history. The expected term of the options is based upon the average life of previously issued stock options. The expected dividend yield is based upon current yield on date of grant. No post-vesting restrictions exist for these options. The following table illustrates the assumptions for the Black-Scholes model used in determining the fair value of options granted to employees in the years ended September 30, 2012 and 2011.

	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010

Dividend yield	3.72%	4.29%	4.63%
Risk-free interest rate	1.12%	2.15%	2.25%
Volatility	22.54%	23.00%	24.00%
Expected Life	6 years	6 years	6 years

A summary of option activity under the stock option plans as of September 30, 2012, and changes during the year ended September 30, 2012 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at September 30, 2011	310,131	$34.28	5.6 years		$186
Exercised	(43,756)	26.60
Forfeited	(10,698)	35.82
Granted	50,220	$39.67		$
Outstanding at September 30, 2012	305,897	$36.17	6.01 years		$1,365
Exercisable at September 30, 2012	165,131	$36.05	4.10 years		$762

For the years ended September 30, 2012, 2011 and 2010 respectively, the intrinsic value of options exercised was approximately $484, $257 and $13. The fair value of options vested during the years ended 2012, 2011 and 2010 was approximately $518, $333 and $102, respectively.

Net cash received from options exercised under all share-based payment arrangements for year ended September 30, 2012 was approximately $1,023. The actual tax benefit in stockholders’ equity realized for the tax deductions from option exercise of the share-based payment arrangements and the tax effect of restricted stock vesting totaled $29 for the year ended September 30, 2012.

As of September 30, 2012, there was $667 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock option plans. That cost is expected to be recognized over a weighted-average period of 2.37 years.

Stock Awards

A summary of the status of the Company’s non-vested stock awards as of September 30, 2012, and changes during the year then ended is presented below:

	Shares	Weighted Average Grant Date Fair Value

Non-vested – September 30, 2011	28,285	$32.31
Granted	16,068	$32.41
Forfeited	(2,412)	$33.56
Vested	(13,871)	$33.00
Non-vested – September 30, 2012	28,070	$31.92

The fair value of restricted stock vested and the fair value of shares vested as direct compensation for the years ended September 30, 2012, 2011 and 2010, respectively was $458, $139 and $172.

As of September 30, 2012, there was $604 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company’s stock award plans. That cost is expected to be recognized over a weighted-average period of 1.97 years.

The Company funds the option shares and restricted stock from authorized, but unissued shares. The Company does not typically purchase shares to fulfill the obligations of the stock benefit plans. Company policy does allow option holders to exercise options with seasoned shares.

15. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

15.	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business the Company is a party to financial instruments with off-balance sheet risk to meet the financing needs of its customers. The financial instruments include commitments to extend credit and commitments to sell loans. Those instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the consolidated balance sheets. The contract amounts of those instruments reflect the extent of the involvement the Company has in particular classes of financial instruments.

As of September 30, 2012 the Company had made various commitments to extend credit totaling approximately $58,550. Most of these commitments are at variable rates. As of September 30, 2011, such commitments totaled approximately $52,196.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since some of the commitments are expected to expire without being fully drawn upon, the total commitment amount disclosed above does not necessarily represent future cash requirements.

The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral obtained, if considered necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer.

16. FAIR VALUE MEASUREMENTS	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
FAIR VALUE MEASUREMENTS

16.	DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company utilizes fair value measurements to record fair value adjustments to certain financial assets and financial liabilities and to determine fair value disclosures. Available for sale securities are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as securities held-to-maturity, and impaired loans. These nonrecurring fair value adjustments typically involve other than temporary impairment accounting or impairments of individual assets.

The Company uses a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs such as quoted prices in active markets;

Level 2 - Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3 - Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The Company evaluates fair value measurement inputs on an ongoing basis in order to determine if there is a change of sufficient significance to warrant a transfer between levels. For example, changes in market activity or the addition of new unobservable inputs could, in the Company’s judgment, cause a transfer to either a higher or lower level. For the three and twelve months ended September 30, 2012, there were no transfers between levels.

Following is a description of valuation methodologies used for assets recorded at fair value.

Investment Securities

Securities available for sale are valued at quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable securities. Level 1 securities include those traded on an active exchange, such as the New York Stock Exchange, and encompass marketable equity securities. Level 2 securities include mortgage-backed securities issued by government sponsored entities, municipal bonds. Securities classified as Level 3 include asset-backed securities in less liquid markets.

Impaired Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Once a loan is identified as individually impaired, management measures impairment using one of several methods, including collateral value, market value of similar debt, or present values of cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At September 30, 2012, substantially all of the total impaired loans were evaluated based on the fair value of the collateral less estimated costs to sell. Impaired loans where an allowance is established requires classification in the fair value hierarchy. When the fair value of the collateral is based on the observable market price or a current appraised value, less estimated costs to sell, the Company records the impaired loan as nonrecurring Level 3.

Fair value is also used on a nonrecurring basis for nonfinancial assets and liabilities such as foreclosed assets, and other real estate owned measured at fair value for purposes of assessing impairment. A description of the valuation methodologies used for nonfinancial assets measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Other Real Estate Owned

Other Real Estate Owned (“OREO”), consisting of properties obtained through foreclosure or in satisfaction of loans, is reported at the lower of cost or fair value, determined on the basis of current appraisals, comparable sales, and other estimates of value obtained principally from independent sources, adjusted for estimated selling costs (Level 3). At the time of foreclosure, any excess of the loan balance over the fair value of the real estate held as collateral is treated as a charge against the allowance for loan losses. Gains or losses on sale and generally any subsequent adjustments to the value are recorded as a component of OREO expense.

	Fair Value At September	Fair Value Hierarchy
	30, 2012	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,674	$-	$1,674	$-
Federal Home Loan Mortgage Corp.	2,169	-	2,169	-
Federal National Mortgage Assoc.	13,842	-	13,842	-
	17,685	-	17,685	-

CMOs:
Government National Mortgage Assoc.	1,788	-	1,788	-
Marketable equity securities	494	-	494	-
Total recurring	$19,967	$-	$19,967	$-

Assets valued on a non-recurring basis:
CMOs: Private label	$-	$-	$-	$-
Impaired loans	5,053	-	-	5,053
Other real estate owned	513	-	-	513
Total non-recurring	$5,566	$-	$-	$5,566

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input
(In thousands)
September 30, 2012:
Impaired Loans	$5,053	Property appraisals	Management discount for property type and recent market volatility	5%-30% discount
Other real estate owned	$513	Property appraisals	Management discount for property type and recent market volatility	3%-61% discount

	Fair Value At September	Fair Value Hierarchy
	30, 2011	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,833	$-	$1,833	$-
Federal Home Loan Mortgage Corp.	3,434	-	3,434	-
Federal National Mortgage Assoc.	17,179	-	17,179	-
	22,446	-	22,446	-

CMOs:
Government National Mortgage Assoc.	2,183	-	2,183	-
Marketable equity securities	519	519	-	-
Total recurring	$25,148	$519	$24,629	$-

Assets valued on a non-recurring basis:
CMOs: Private label	$892	$-	$892	$-
Impaired loans	6,821	-	-	6,821
Other real estate owned	1,405	-	-	1,405
Total non-recurring	$9,118	$-	$892	$8,226

The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. The aggregate fair value amounts presented below may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash - For those short-term instruments, the carrying amount is a reasonable estimate of fair value.

Investment Securities - For investment securities, fair value is determined as disclosed in the previous investment security disclosure.

Loans - The fair value of loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers for the same remaining maturities. No adjustment has been made for illiquidity in the market for loans as there is no active market for many of the Company’s loans on which to reasonably base this estimate.

Federal Home Loan Bank Stock - The carrying value of the Federal Home Loan Bank of Dallas stock approximates fair value based on the redemption provisions of the Federal Home Loan Bank of Dallas.

Bank owned life insurance- The carrying amounts of bank owned life insurance contracts approximate fair value.

Accrued Interest - The carrying amounts of accrued interest approximate fair value.

Deposits - The fair value of demand deposits, savings accounts, and certain money market deposits is the amount payable on demand at the reporting date. The fair value of fixed-maturities certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities.

Advances from Federal Home Loan Bank - The fair value of advances is estimated using rates currently available for advances of similar remaining maturities.

Commitments - The fair value of commitments to extend credit was not significant.

The estimated fair values of the Company’s significant financial instruments are as follows at September 30, 2012 and 2011:

(In thousands)			Fair Value Measurements at September 30, 2012

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$37,300	$37,300	$37,300	$—	$—
Investment securities	86,780	88,357	494	87,863	—
FHLB stock	6,809	6,809	—	6,809	—
Accrued interest receivable	2,514	2,514	—	2,514	—
Life Insurance contracts	14,513	14,513	—	14,513	—
Loans receivable, net	665,842	665,384	—	—	665,384

Financial liabilities:
Deposits	617,722	621,676	$93,410	528,266	—
Advance from Federal Home Loan Bank	142,751	153,855	—	153,855	—
Accrued interest payable	370	370	—	370	—

	September 30, 2011
	Carrying	Estimated
	Amount	Fair Value
(In thousands)
Financial assets:
Cash and cash equivalents	$29,155	$29,155
Investment securities	105,746	108,007
FHLB stock	5,318	5,318
Accrued interest receivable	2,320	2,320
Life Insurance contracts	13,905	13,905
Loans receivable, net	600,271	629,541

Financial liabilities:
Deposits	598,582	603,251
Advances from Federal Home Loan Bank	108,183	116,879
Accrued interest payable	319	319

17. REGULATORY CAPITAL	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
REGULATORY CAPITAL

17. REGULATORY CAPITAL

On June 21, 2011, the Bank completed the conversion of its existing federal savings bank charter to that of a Louisiana commercial bank charter (the “Charter Conversion”).  Upon completion of the Charter Conversion, the Bank became a Louisiana state-chartered commercial bank regulated by the Commissioner of the Office of Financial Institutions of the State of Louisiana (the “Commissioner”) and the Federal Deposit Insurance Corporation (“FDIC”) and the Company became a bank holding company regulated by the Federal Reserve Board.

The Federal Reserve Board has adopted capital adequacy guidelines under which it assesses the adequacy of capital in examining and supervising bank holding companies and in processing applications to it under the Bank Holding Company Act.  The Federal Reserve Board’s capital adequacy guidelines are similar to those previously imposed on the Bank by the Office of Thrift Supervision (“OTS”).  In addition, under Federal Reserve Board policy, a bank holding company is expected to serve as a source of financial strength to each of its subsidiary banks and to commit resources to support each such bank.  Consistent with its source of strength policy for subsidiary banks, the Federal Reserve Board has stated that, as a matter of prudent banking, a bank holding company generally should not maintain a rate of cash dividends unless its net income available to common shareholders has been sufficient to fund fully the dividends, and the prospective rate of earnings retention appears to be consistent with the corporation’s capital needs, asset quality and overall financial condition.

Risk-based capital regulations adopted by the Board of Governors of the Federal Reserve Board and the FDIC require bank holding companies and banks, respectively, to achieve and maintain specified ratios of capital to risk-weighted assets. The risk-based capital rules are designed to measure Tier 1 Capital and Total Capital in relation to the credit risk of both on –and off-balance sheet items. Under the guidelines, one of four risk weights is applied to the different on-balance sheet items. Off-balance sheet items, such as loan commitments, are also subject to risk-weighting after conversion to balance sheet equivalent amounts. All bank holding companies and banks must maintain a minimum total capital to total risk-weighted assets ratio of 8.00%, at least half of which must be in the form of core, Tier 1, capital (consisting of common equity, retained earnings, and a limited amount of qualifying perpetual preferred stock and trust preferred securities, net of goodwill and other intangible assets and accumulated other comprehensive income). These guidelines also specify that bank holding companies that are experiencing internal growth or making acquisitions will be expected to maintain strong capital positions substantially above the minimum supervisory levels.

Under current Office of Financial Institutions regulations and prior Office of Thrift Supervision regulations, the Bank is required to maintain certain levels of capital. At September 30, 2012 and 2011 the Bank was in compliance with its regulatory capital requirements as follows:

	Actual		For capital Adequacy purposes		To be well capitalized under prompt corrective action provisions
	Required	Required
Bank:	Amount	%	Amount	%	Amount	%
As of September 30, 2012:
Total Risk based capital	$79,670	14.09%	$45,260	8.0%	$56,576	10.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	12.82%	$22,630	4.0%	$33,945	6.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	8.65%	$33,513	4.0%	$41,891	5.0%
(to average assets)
Bank:
As of September 30, 2011:
Total Risk based capital	$75,082	14.30%	$42,029	8.0%	$52,537	10.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	13.02%	$21,015	4.0%	$31,522	6.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	8.77%	$31,221	4.0%	$39,026	5.0%
(to average assets)

The Company is also subject to certain capital requirements. At September 30, 2012 the Tier 1 risk-based capital ratio, Tier 1 capital ratio and the total risk-based capital ratio were 13.86%, 9.36% and 15.13%, respectively. At September 30, 2011 the Tier 1 risk-based capital ratio, Tier 1 capital ratio and the total risk-based capital ratio were 14.2%, 9.59% and 15.49%, respectively.

For the Bank to be well capitalized under current risk-based capital standards, it is required to have Tier I capital of at least 6% and total risk-based capital of 10%. Based on these standards, the Bank is categorized as well capitalized at September 30, 2012. Management believes that under current regulations, the Bank will continue to meet its minimum capital requirements in the foreseeable future. Events beyond the control of the Bank, such as increased interest rates or a downturn in the economy in areas in which the Bank operates could adversely affect future earnings and as a result, the ability of the Bank to meet its future minimum capital requirements.

The Bank is required under federal regulations to maintain sufficient liquidity for its safe and sound operation. The Bank believes that it maintains sufficient liquidity to operate the Bank in a safe and sound manner.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the previous table) of risk-based capital (as defined in the regulations) to risk weighted assets (as defined), total Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of September 30, 2012, that the Bank meets all capital adequacy requirements to which it is are subject.

As of September 30, 2012, the most recent notification from its regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 core capital and Tier 1 leverage ratios as set forth in the previous tables. There are no conditions or events since the notification that management believes have changed the Bank’s category. The Bank’s actual capital amounts and ratios as of September 30, 2012 and 2011 are also presented in the previous table.

The Bank’s liquidity is a measure of its ability to fund loans, pay withdrawals of deposits, and other cash outflows in an efficient, cost effective manner. The Bank’s primary sources of funds are deposits, scheduled amortization and prepayments on loan and mortgage-backed securities, and advances from the FHLB. As of September 30, 2012, FHLB borrowed funds totaled $142.8 million. FHLB advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans. Additional borrowing capacity of approximately $152 million is available from the FHLB based on current collateral levels. The Bank, if the need arises, may also access a line of credit in the amount of $25.9 million provided by a bank to supplement its supply of lendable funds and to meet deposit withdrawal requirements. Loan repayments, maturing investments and mortgage-backed securities prepayments are greatly influenced by general interest rates and economic conditions.

18. SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)	12 Months Ended
Sep. 30, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)

18.	SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY (PARENT COMPANY ONLY)

Balance Sheets

	Year ended September 30,
	2012	2011_
Assets:
Investment in subsidiary	$77,240	$73,194
Cash and cash equivalents	5,303	4,794
Other	998	1,999

Total assets	$83,541	$79,987

Stockholder’ equity	$83,541	$79,987

Statements of Earnings

	Year Ended September 30,
	2012	2011	2010

Dividends received from subsidiary	$4,400	$4,000	$3,650
Equity in earnings of subsidiary (less than) greater
than dividends received	3,090	3,578	3,704
Interest income from subsidiary	5	5	23
Management fees and other expenses allocated to the
parent	(77)	(77)	(77)
Other expenses - net	(245)	(471)	(324)
Income before income taxes	7,173	7,035	6,976
Income tax benefit	(112)	(193)	(125)
Net Income	$7,285	$7,228	$7,101

Statements of Cash Flows

	Year Ended September 30,
	2012	2011	2010
Cash flows from operating activities	$ 3,925	$ 3,487	$ 3,142

Cash flow from investing activities:
Purchase of securities available-for-sale	(186)	(150)	(178)
Proceeds from sale of land to bank	1,023	-	-
Proceeds from sale of securities	370	232	577

Net cash provided by investing activities	1,207	82	399

Cash flows from financing activities:
Dividends paid	(2,983)	(2,967)	(2,945)
Proceeds from exercise of stock options	1,023	138	29
Net loan activity with ESOP	65	261	260
Cash paid for purchase of common stock for treasury	(2,728)	(1,196)	(628)

Net cash used in financing activities	(4,623)	(3,764)	(3,284)

Net (decrease) increase in cash and cash equivalents	509	(195)	257

Cash and cash equivalents – beginning of year	4,794	4,989	4,732

Cash and cash equivalents – end of year	$ 5,303	$ 4,794	$ 4,989

19. SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In November 2012, the Company announced the sale of a portion of its mortgage portfolio. The Company sold a portfolio of performing single-family owner-occupied fixed rate mortgage loans with a book value of $46.3 million. The Company retained servicing on these loans. The Company recognized a pretax gain of approximately $2.0 million in connection with the sale.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of Teche Holding Company and its wholly-owned subsidiary, Teche Federal Bank (the “Bank” and together with Teche Holding Company “the Company”). All significant intercompany balances and transactions have been eliminated in consolidation. The Company operates principally in the community bank segment by attracting deposits from the general public and using such deposits primarily to originate loans. These loans include those secured by first mortgages on owner-occupied, family residences as well as home improvement and other consumer loans. The Company also makes commercial mortgage loans.

Concentrations of Credit Risk

Concentrations of Credit Risk – The Company makes loans to individuals and small businesses located primarily in southern Louisiana for various personal and commercial purposes. The Company has a diversified loan portfolio and the borrowers’ ability to repay their loans is not directly dependent upon any specific economic sector. The Company will from time to time purchase loans from outside the market area.

Use of Estimates

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents - Cash and cash equivalents comprise cash on hand and non-interest bearing and interest bearing demand deposits with other financial institutions. The Company is required to maintain certain cash reserves relating to its deposit liabilities.

Securities

Securities - Securities are classified as held-to-maturity or available-for-sale. Management determines the classification of securities when they are purchased and reevaluates this classification periodically as conditions change that could require reclassification.

Securities which the Company both positively intends and has the ability to hold to maturity are classified as securities held-to-maturity and are carried at amortized cost. Intent and ability to hold are not considered satisfied when a security is available to be sold in response to changes in interest rates, prepayment rates, liquidity needs or other reasons as part of an overall asset/liability management strategy.

Securities not meeting the criteria to be classified as securities held-to-maturity are classified as available-for-sale and are carried at fair value. Net unrealized holding gains or losses are excluded from net income and are recognized, net of income taxes, in other comprehensive income and in accumulated other comprehensive income, a separate component of stockholders’ equity.

Premiums and discounts on securities, both those held-to-maturity and those available-for-sale, are amortized and accreted to income as an adjustment to the securities’ yields using the interest method. Realized gains and losses on securities, including declines in value judged to be other than temporary, are reported as a component of income. The cost of securities sold is specifically identified for use in calculating realized gains and losses.

If the fair value of a debt security is below its amortized cost basis at the quarter end, the security is evaluated for other-than-temporary impairment (“OTTI”). For debt securities, the Company considers its intention to sell the security. If the Company does not intend on selling the security, then it is evaluated whether it is more likely than not it will be required to sell the security before recovery of the amortized cost. If the Company fails either of those tests, then the Company records OTTI for the affected security equal to the difference between the fair value and amortized cost.

If it is not more likely than not that the Company will be required to sell a debt security, then it goes to the next step to determine if OTTI exists. In determining if OTTI exists, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) adverse conditions related to the security, industry or geographic area, (3) the financial condition and near-term prospects of the issuer, (4) failure of the issuer to make scheduled interest or principal payments and the outlook for receiving the contractual cash flows of the investments, (5) changes in the rating of the security (for purposes of the evaluation, a drop in the rating below AA is considered adverse) and (6) historical and subsequent volatility of fair value of the security. If these conditions provide an indication of a reduction in expected cash flows, then cash flows are evaluated to determine the amount of credit-related impairment equal to the present value of cash flows not expected to be received. If OTTI has been identified, the credit-related impairment, to the extent it does not reduce the security below fair value, is charged to earnings and the non-credit-related impairment is adjusted through other comprehensive income for both held to maturity and available-for-sale securities.

For marketable equity securities, the Company evaluates its ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Evidence considered to determine anticipated recovery are analysts reports on the issuer and the financial condition of the issuer or the industry. If OTTI is identified, the security is adjusted to fair value through a charge to earnings.

During the years ended September 30, 2012, 2011 and 2010, the Company recognized non-credit impairment charges in other comprehensive loss related to certain held-to-maturity securities. The cumulative amount of these charges created a separate accumulated other comprehensive loss for held to maturity securities. This accumulated other comprehensive loss will be accreted to other comprehensive income over the remaining life of the security in a prospective manner on the basis of the amount and timing of future estimated cash flows. See Note 3 for further discussion of OTTI on investment securities.

Loans Receivable

Loans Receivable - Loans receivable are stated at the unpaid principal balances, less the allowance for loan losses, net deferred loan fees, and unearned premiums and discounts. The unearned premiums and discounts relate principally to purchased loans. Interest on loans is credited to income based on the principal amount outstanding using the interest method.

When doubt exists as to the collectability of a loan (typically when the loan is 90 days’ delinquent or impaired), the loan is placed on non-accrual status. When a loan is placed on non-accrual status, interest accrued prior to the determination of uncollectibility is reversed from income. Loans are returned to an accruing status only as payments are received and when collection of all principal and interest is no longer in doubt, usually after 6 months of satisfactory performance. Payments received on such non-accrual loans are applied first to recovery of lost interest and next to outstanding loan amounts.

The Company considers a loan to be impaired when, based upon current information and events, it believes it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. The Company’s impaired loans include troubled debt restructurings and non-homogeneous loans in which full payment of all scheduled amounts due is not expected. The Company calculates a reserve required for impaired loans based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the fair value of its collateral if the loan is collateral dependent.

Allowance for Loan Losses - The allowance for loan losses is a valuation allowance available for losses incurred on loans. Any losses are charged to the allowance for loan losses when the loss is confirmed. Recoveries are credited to the allowance at the time of recovery.

Management estimates the level of losses that is adequate to absorb probable losses inherent in the existing portfolio. Based on these estimates, an amount is charged to or recovered from the provision for loan losses and credited or debited to the allowance for loan losses in order to adjust the allowance to a level determined to be adequate to absorb such losses.

Management’s judgment as to the level of losses on existing loans involves the consideration of current economic conditions and their potential effects on specific borrowers; an evaluation of the existing relationships among loans, known and inherent risks in the loan portfolio, and the present level of the allowance; results of examination of the loan portfolio by regulatory agencies; and management’s internal review of the loan portfolio. In determining the collectability of certain loans, management also considers the fair value of any underlying collateral.

It should be understood that estimates of loan losses involve an exercise of judgment. While it is possible that in particular periods the Company may sustain losses which are substantially different from the allowance for loan losses, it is the judgment of management that the allowance for loan losses reflected in the consolidated balance sheets is adequate to absorb probable losses inherent in the loan portfolio.

Loan Fees, Loan Costs, Discounts and Premiums

Loan Fees, Loan Costs, Discounts and Premiums - Loan origination fees, certain direct loan origination costs and discounts and premiums on loans are deferred and amortized as an adjustment to the related loan’s yield using the interest method over the contractual life of the loan.

Federal Home Loan Bank Stock

Federal Home Loan Bank Stock - Federal Home Loan Bank (“FHLB”) stock is recorded at cost and is periodically reviewed for impairment. The Company owns stock in the FHLB of Dallas in order to gain access to cost effective funding and liquidity sources. The Company considers the capital position of the FHLB of Dallas as well as recent redemptions of the common stock when considering whether or not the investment is impaired. As of September 30, 2012 the FHLB of Dallas was in compliance with its regulatory capital requirements, and was still redeeming excess activity-based common stock, therefore the Company concluded that the investment was not impaired. The FHLB of Dallas received an S&P rating of AA+ which reflects its consistent risk-adjusted earnings, superior asset quality, and unique position as a key funding source to its member institutions, as well as the substantial support of the U.S. Government.

No ready market exists for the FHLB of Dallas stock. It has no quoted market value and is carried at cost. Cost approximates fair market value based upon the redemption policies and practices of the FHLB of Dallas, which provide redemption at par.

Goodwill

Goodwill - Goodwill does not require amortization but is subject to at least an annual assessment for impairment, unless interim events or circumstances make it more likely than not that an impairment loss has occurred. Impairment is defined as that amount by which the implied fair value of the goodwill is less than the goodwill’s carrying value. Impairment losses would be charged to operating expense. The existing goodwill is not deductible for income tax purposes. For the purposes of evaluating goodwill, the Company has determined that it operates only one reporting unit. The Company performed a qualitative assessment and determined that it was not more likely than not that the fair value of the reporting unit was less than the carrying amount at September 30, 2012.

Core Deposit Intangible

Core Deposit Intangible - The core deposit intangible with a cost of $520 and accumulated amortization of $508 and $497 at September 30, 2012 and 2011, respectively, is included in prepaid expenses and other assets on the consolidated balance sheets.

Mortgage Servicing Rights

Mortgage Servicing Rights - Servicing assets are recognized at fair value as separate assets when rights are acquired through purchase or sale of financial assets and are amortized over the estimated life of the underlying assets. Fair value is based on a valuation model that calculates the present value of estimated future net servicing income. The present value of future earnings is the estimated market value for the loans, calculated by a third party using consensus assumptions that a third party purchaser would utilize in evaluating potential acquisition of the servicing such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, prepayment speeds, and default rates and losses. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. If the fair value is less than the amortized value of the servicing asset, a valuation allowance is established. If the Company later determines that all or a portion of the impairment no longer exists, a reduction of the allowance may be recorded as an increase to income. Capitalized servicing rights are amortized in proportion to and over the period of the estimated future net servicing income of the underlying financial asset.

Premises and Equipment

Premises and Equipment - Land is carried at cost. Buildings and equipment are carried at cost less accumulated depreciation. The Company computes depreciation generally on the straight-line method for financial reporting. The estimated useful lives used to compute depreciation are: buildings and improvements, twenty to forty years; and furniture, fixtures and equipment, three to ten years.

Real Estate Owned

Real Estate Owned - Real estate acquired through, or in lieu of, foreclosure is initially recorded at the fair value at the time of foreclosure, less estimated selling costs, and any related write-down is charged to the allowance for loan losses. Valuations are periodically performed by management and provisions for estimated losses on real estate owned are charged to income when fair value is determined to be less than the carrying value. Costs relative to the development and improvement of properties are capitalized to the extent realizable, whereas, ordinary upkeep disbursements are charged to expense. The ability of the Company to recover the carrying value of real estate is based upon future sales of the real estate owned. The ability to affect such sales is subject to market conditions and other factors, many of which are beyond the Company’s control. Operating income of such properties, net of related expenses, and gains and losses on their disposition are included in the accompanying consolidated statements of income.

Life Insurance Contracts

Life Insurance Contracts - Life insurance contracts represent single premium life insurance contracts on the lives of certain officers of the Company. The Company is the beneficiary of these policies. These contracts are reported at their cash surrender value and changes in the cash surrender value are included in other non-interest income.

Employee Stock Ownership Plan "ESOP"

Employee Stock Ownership Plan “ESOP” - The Company maintains an Employee Stock Ownership Plan (“ESOP”) for the benefit of Teche Federal Bank’s employees who meet certain eligibility requirements. The Company records compensation expense associated with the ESOP based on the average market price (fair value) of the total Company shares committed to be released, and subsequently allocated to participants, during the year. The Company further records as compensation expense any dividends declared on unallocated Company shares in the ESOP trust. Earnings per share computations include any allocated shares in the ESOP trust.

Income Taxes

Income Taxes - The Company follows the practice of filing a consolidated federal return. Income taxes are allocated to each company as if filed separately for federal purposes.

Certain items of income and expense for financial reporting are recognized differently for income tax purposes (principally the provision for loan losses and depreciation). Provisions for deferred taxes are made in recognition of such temporary differences using the liability method. Current income taxes are recorded based on amounts due with the current income tax returns. The need for a valuation allowance is considered when it is determined more likely than not that a deferred tax asset will not be realized.

The Company accounts for penalties and interest related to income tax liabilities as a component of other expense. The Company and its subsidiaries’ tax filings for the years ended September 30, 2009 through 2011 are currently open to audit under statutes of limitation by the Internal Revenue Service.

Income Per Share

Income Per Share - Basic net income per common share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Shares controlled by the ESOP are not considered in the weighted average shares outstanding until the shares are committed for allocation to an employee’s individual account. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income of the Company. Diluted EPS is computed by dividing net income by the total of the weighted-average number of shares outstanding plus the effect of outstanding options and stock grants. The dilution effect of stock options and stock grants is determined using the treasury stock method. The effect of any anti-dilutive common stock equivalents is excluded from the diluted EPS computation.

Comprehensive Income

Comprehensive Income - Comprehensive income includes net income and other comprehensive income or loss, which in the case of the Company includes only unrealized gains and losses on securities, net of related income taxes.

Stock-Based Compensation

Stock-Based Compensation - The Company recognizes the cost of employee services received in exchange for an award of equity instruments in the financial statements over the period the employee is required to perform the services in exchange for the award (presumptively the vesting period). It also requires measurement of the cost of employee services received in exchange for an award based on the grant date fair value of the award. Excess tax benefits are reported as financing cash inflows, rather than as a reduction of taxes paid, which is included within operating cash flows.

New Accounting Pronouncements

NEW ACCOUNTING PRONOUNCEMENTS

ASU-Accounting Standards Update (2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04, amends Topic 820, Fair Value Measurement and Disclosures, to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarified the application of existing fair value measurement requirements, changed certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 was effective for annual and interim periods beginning after December 15, 2011. The adoption of this ASU did not have a significant impact to the Company’s financial statements and the updated disclosures are included herein.

ASU-Accounting Standards Update (2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted and the Company has presented as a separate statement.

ASU-Accounting Standards Update (2011-08), Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. Under these amendments, an entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments in this Update are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company early adopted the guidance for the goodwill impairment test for the fiscal year 2011. The adoption of this standard did not have a material impact on the consolidated financial statements.

ASU-Accounting Standards Update (2011-12) Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive in Accounting Standards Update No. 2011-05. This amendment effectively defers only those changes that related to the presentation of reclassification adjustments out of accumulated other comprehensive income and will be temporary to allow the FASB time to re-deliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities.

ASU-Accounting Standards Update (2012-02), Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The amendments in this Update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible assets unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal year beginning after September 15, 2012.

3. SECURITIES (Tables)	12 Months Ended
Sep. 30, 2012
Securities Tables
Available-for-sale Securities

The amortized cost and estimated fair values of securities available-for-sale are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,618	$56	$-	$1,674
Federal Home Loan Mortgage
Corporation	2,077	92	-	2,169
Federal National Mortgage Association	12,914	928	-	13,842
	16,609	1,076	-	17,685
CMOs:
Government National Mortgage
Association	1,604	184	-	1,788

Marketable equity securities	371	125	(2)	494
	$18,584	$1,385	$(2)	$19,967

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities:
Government National Mortgage
Association	$1,772	$61	$-	$1,833
Federal Home Loan Mortgage
Corporation	3,343	91	-	3,434
Federal National Mortgage Association	16,367	812	-	17,179
	21,482	964	-	22,446
CMOs:
Government National Mortgage
Association	1,987	196	-	2,183

Marketable equity securities	386	136	(3)	519
	$23,855	$1,296	$(3)	$25,148

Details concerning securities with unrealized losses as of September 30, 2012 are as follows:

	Securities with losses		Securities with losses
	under 12 months		over 12 months		Total
	Fair Value	Gross unrealized losses	Fair value	Gross Unrealized losses	Fair value	Gross unrealized losses
Available-for-sale
Marketable equity securities	$-	$-	$5	$(2)	$5	$(2)
Total	$-	$-	$5	$(2)	$5	$(2)

Details concerning securities with unrealized losses as of September 30, 2011 are as follows:

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	Losses	value	losses	value	losses
Available-for-Sale
Marketable equity securities	$7	$(3)	$-	$-	$7	$(3)
	$7	$(3)	$-	$-	$7	$(3)

Held-to-maturity securities

The amortized cost and estimated fair values of securities held-to-maturity are as follows:

	September 30, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$44,673	$-	$-	$44,673
Mortgaged-backed securities:
Federal National Mortgage Association	17,364	1,180	-	18,544
Federal Home Loan Mortgage
Corporation	3,874	321	-	4,195
Private Label	-	-	-	-
CMOs:
Federal Home Loan Mortgage
Corporation	76	5	-	81
Federal National Mortgage
Association	826	71	-	897
Private Label	-	-	-	-
	$66,813	$1,577	$-	$68,390

	September 30, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Investment securities:
Time Deposits other banks	$47,975	$-	$-	$47,975
Mortgaged-backed securities:
Federal National Mortgage Association	24,200	1,194	(1)	25,393
Federal Home Loan Mortgage
Corporation	5,530	451	-	5,981
Private Label	1,377	367	(102)	1,642
CMOs:
Federal Home Loan Mortgage
Corporation	129	1	-	130
Federal National Mortgage
Association	1,067	52	-	1,119
Private Label	320	300	(1)	619
	$80,598	$2,365	$(104)	$82,859

	Securities with losses		Securities with losses
	under 12 months		Over 12 months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Held-to-Maturity
Mortgage backed securities
Private Label	$231	$(13)	$499	$(89)	$730	$(102)
Federal National Mortgage Association	199	(1)	-	-	199	(1)
CMOs:
Private label	48	(1)	-	-	48	(1)
	$478	$(15)	$499	$(89)	$977	$(104)

	Amortized Cost	Fair Value
Due within one year	$33,511	$33,511
Due after one year but within five years	11,162	11,162
Total	44,673	44,673

Mortgage-backed securities	22,140	23,717
	$66,813	$68,390

Credit losses on the Bank's investment securities recognized in earnings

The following table presents a roll-forward of the amount of credit losses on debt securities held by the Company for which a portion of OTTI was recognized in other comprehensive income for the years ended September 30, 2012 and 2011:

Beginning balance of credit losses at October 1, 2011	$1,563
Other-than-temporary impairment credit losses on securities not previously OTTI	35
Increases for additional credit losses on securities previously determined to be OTTI	93
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(1,691)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2012	$0

The beginning balance includes credit related losses included in OTTI charges recognized on debt securities.

Beginning balance of credit losses at October 1, 2010	$1,442
Other-than-temporary impairment credit losses on securities not previously OTTI	95
Increases for additional credit losses on securities previously determined to be OTTI	191
Reduction for increases in cash flows	-
Reduction due to credit impaired securities sold or fully settled	(165)
Ending balance of cumulative credit losses recognized in earnings at September 30, 2011	$1,563

4. LOANS (Tables)	12 Months Ended
Sep. 30, 2012
Loans Tables
Loans receivable

Loans receivable are summarized as follows:

	Sept ‘12	% Total	Sept ‘11	%Total

Commercial real estate loans	$120,557	17.8%	$111,558	18.3%
Commercial non-real estate loans	34,032	5.0%	27,403	4.5%
Commercial-construction loans	7,357	1.1%	9,473	1.5%
Commercial-land	13,312	2.0%	15,721	2.6%
Residential-construction loans	9,478	1.4%	10,604	1.7%
Residential-real estate loans	413,500	61.1%	356,950	58.5%
Consumer-Mobile home loans	37,030	5.5%	38,285	6.3%
Consumer-other	41,110	6.1%	40,227	6.6%
Total Loans	676,376	100.0%	610,221	100.0%
Less:
Allowance for loan losses	8,559		8,331
Deferred loan fees	1,975		1,619
Total Net Loans	$665,842		$600,271

Allowance for loan losses

Changes in the allowance for loan losses were as follows:

	Year Ended September 30,
	2012	2011_	2010_

Beginning balance – October 1	$8,331	$9,256	$6,806
Provision charged to operating expense	1,910	3,900	3,896
Recoveries	203	57	30
Loans charged off	(1,885)	(4,882)	(1,476)

Ending balance – September 30	$8,559	$8,331	$9,256

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2012; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331
Charge-offs	426	-	250	-	753	165	209	82	1,885
Recoveries	159	5	-	-	12	-	16	11	203
Provision	321	-	262	2	857	172	209	87	1,910
Ending balance	2,045	141	437	80	4,390	265	609	592	8,559

Ending balance allocation:
Individually evaluated for impairment	-	-	-	-	-	-	-	-	-

Collectively evaluated for impairment	2,045	141	437	80	4,390	265	609	592	8,559

Loans: Ending Balance Collectively evaluated for impairment	117,033	7,357	8,654	9,478	413,119	33,878	37,030	41,110	667,659

Ending Balance individually evaluated for impairment	$3,524	$-	$4,658	$-	$381	$154	$-	$-	$8,717

The table below provides an allocation and rollforward of the allowance for possible loan losses by loan type as of and for the year ended September 30, 2011; however, allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories:

	Real Estate
(in thousands)	Commercial real estate	Commercial-construction	Commercial-Land	Residential-construction	Residential-real estate	Commercial-non real estate	Consumer-Mobile Homes	Consumer-Other	Total
Allowance for loan losses:

Beginning Balance	$2,402	$68	$1,076	$61	$4,173	$327	$640	$509	$9,256
Charge-offs	1,565	51	1,666	-	1,131	138	234	97	4,882
Recoveries	-	-	-	-	39	1	10	7	57
Provision	1,154	119	1,015	17	1,193	68	177	157	3,900
Ending balance	$1,991	$136	$425	$78	$4,274	$258	$593	$576	$8,331

Ending balance allocation:
Individually evaluated for impairment	$233	$-	$250	$-	$65	$-	$-	$-	$548

Collectively evaluated for impairment	$1,758	$136	$175	$78	$4,209	$258	$593	$576	$7,783

Loans: Ending Balance Collectively evaluated for impairment	$109,181	$8,452	$10,888	$10,604	$356,545	$27,345	$38,285	$40,227	$601,527

Ending Balance individually evaluated for impairment	$2,377	$1,021	$4,833	$-	$405	$58	$-	$-	$8,694

Credit Exposure

Credit Risk Profile by Internally Assigned Grade

As of September 30, 2012

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$—	$—	$3,146	$—	$3,146	1.8%
Excellent	—	—	118	—	118	0.1
Average	815	—	500	4,921	6,236	3.6
Satisfactory	7,231	6,927	28,008	92,494	134,660	76.8
Watch	601	65	2,056	18,733	21,455	12.2
Special Mention	17	365	50	872	1,304	0.7
Substandard	4,648	—	154	3,537	8,339	4.8
Doubtful	—	—	—	—	—	0.0
Loss	—	—	—	—	—	0.0
Total	$13,312	$7,357	$34,032	$120,557	$175,258	100.0%

As of September 30, 2011

	Commercial-Land	Commercial- Construction	Commercial-Non-Real Estate	Commercial-Real Estate	Total	% Total

Prime	$—	$—	$3,489	$—	$3,489	2.1%
Excellent	—	—	50	8	58	0.1
Average	500	—	821	5,554	6,875	4.2
Satisfactory	8,525	7,113	21,433	77,254	114,325	69.6
Watch	1,738	927	994	24,360	28,019	17.1
Special Mention	166	381	558	2,534	3,639	2.2
Substandard	4,792	1,052	58	1,848	7,750	4.7
Doubtful	—	—	—	—	—	0.0
Loss	—	—	—	—	—	0.0
Total	$15,721	$9,473	$27,403	$111,558	$164,155	100.0%

Consumer Credit Exposure Credit Risk Profile

By Creditworthiness Category

As of September 30, 2012

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$9,478	$408,611	$418,089
Special Mention	-	328	328
Substandard	-	4,561	4,561
Loss	-	-	-
Total	$9,478	$413,500	$422,978

As of September 30, 2011

	Residential-Real Estate Construction	Residential-Real Estate	Total

Grade:
Pass	$10,604	$353,447	$364,051
Special Mention	-	183	183
Substandard	-	3,320	3,320
Loss	-	-	-
Total	$10,604	$356,950	$367,554

Consumer Credit Exposure

Credit Risk Profile Based on Payment Activity

As of September 30, 2012

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$36,606	$40,680	$77,286
Nonperforming	424	430	854
Total	$37,030	$41,110	$78,140

As of September 30, 2011

	Consumer-Mobile Homes	Consumer-Other Loans	Total

Performing	$37,906	$40,108	$78,014
Nonperforming	379	119	498
Total	$38,285	$40,227	$78,512

Past due loans

Age Analysis of Past Due Loans

As of September 30, 2012

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$35	$810	$845	$119,712	$120,557	$-
Commercial non-real estate loans	28	2	30	34,002	34,032	-
Commercial-construction loans	-	-	-	7,357	7,357	-
Commercial-land	314	531	845	12,467	13,312	-
Residential-construction loans	-	-	-	9,478	9,478	-
Residential-real estate loans	4,410	4,249	8,659	404,841	413,500	351
Consumer-Mobile home loans	1,292	425	1,717	35,313	37,030	-
Consumer-other	332	343	675	40,435	41,110	-
Total	$6,411	$6,360	$12,771	$663,605	$676,376	$351

As of September 30, 2011

	30-89 Days Past Due	Greater than 90 days Past Due	Total Past Due	Current	Total Loans	Recorded Investment > 90 days and Accruing

Commercial real estate loans	$660	$1,275	$1,935	$109,623	$111,558	$-
Commercial non-real estate loans	60	-	60	27,343	27,403	-
Commercial-construction loans	381	258	639	8,834	9,473	-
Commercial-land	500	360	860	14,861	15,721	239
Residential-construction loans	-	-	-	10,604	10,604	-
Residential-real estate loans	4,922	3,041	7,963	348,987	356,950	554
Consumer-Mobile home loans	1,025	379	1,404	36,881	38,285	-
Consumer-other	564	320	884	39,343	40,227	-
Total	$8,112	$5,633	$13,745	$596,476	$610,221	$793

Impaired loans

Impaired Loans

For the Year ended September 30, 2012

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$2,857	$2,883	$-	$3,839	$82
Commercial non-real estate	329	349	-	418	7
Commercial-construction loans	-	-	-	547	27
Commercial-land	4,658	6,274	-	4,959	11
Residential-real estate loans	872	1,266	-	1,199	40
Subtotal:	8,716	10,772	-	10,962	167
With an allowance recorded:
Commercial real estate loans	-	-	-	-	-
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	-	-	-	-	-
Residential-real estate loans	-	-	-	-	-
Subtotal:	-	-	-	-	-
Totals:
Commercial	7,844	9,506	-	9,763	127
Residential	872	1,266	-	1,199	40
Total	$8,716	$10,772	$-	$10,962	$167

For the Year ended September 30, 2011

				Year to Date
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

With no related allowance recorded:
Commercial real estate loans	$1,128	$2,095	$-	$1,713	$20
Commercial non-real estate	58	58	-	78	6
Commercial-construction loans	1,021	1,072	-	1,054	-
Commercial-land	360	754	-	621	8
Residential-real estate loans	-	-	-	-	-
Subtotal:	2,567	3,979	-	3,466	34
With an allowance recorded:
Commercial real estate loans	1,249	1,350	233	1,383	88
Commercial non-real estate	-	-	-	-	-
Commercial-construction loans	-	-	-	-	-
Commercial-land	4,473	5,445	250	5,121	-
Residential-real estate loans	405	405	65	355	20
Subtotal:	6,127	7,200	548	6,859	108
Totals:
Commercial	8,289	10,774	483	9,970	122
Residential	405	405	65	355	20
Total	$8,694	$11,179	$548	$10,325	$142

Modifications

Modifications

Year Ended September 30, 2012

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2012:
Commercial real estate loans	3	$2,248	$2,248
Commercial construction loans	-	-	-
Commercial non-real estate loans	1	125	125
Residential real estate loans	-	-	-
Total *	4	$2,373	$2,373

* Of the amount of troubled debt restructured loans presented above all are still accruing except for one commercial loan with a balance of $204,000.

Year Ended September 30, 2011

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Troubled debt restructuring occurring during the year ended September 30, 2011
Commercial real estate loans	2	$2,426	$1,583
Commercial construction loans	10	793	763
Commercial land	3	5,811	4,473
Residential real estate loans	3	290	355
Total *	18	$9,320	$7,174

* Of the amount of troubled debt restructured loans presented above all are on non-accrual with the exception of $1.1milion, which are still accruing at September 30, 2011

Loans on Nonaccrual Status

Loans on Nonaccrual Status

At September 30, 2012 and September 30, 2011

	September 30,
	2012	2011

Commercial real estate loans	$810	$1,275
Commercial non-real estate loans	2	-
Commercial-construction loans	-	1,021
Commercial-land	4,344	4,594
Residential-construction loans	-	-
Residential-real estate loans	4,249	2,487
Consumer-Mobile home loans	425	379
Consumer-other	343	322
Total	$10,173	$10,078

5. REAL ESTATE OWNED (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Real estate owned
	September 30,
	2012	2011
Real estate acquired through foreclosure:
One-to-four family units	$478	$1,262
Multi-family	—	—
Land loans	35	87
Commercial real estate loans	—	56
Less allowance for losses	—	—

Real estate owned - net	$513	$1,405

6. PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Abstract]
Premises and equipment
	September 30,
	2012	2011

Land	$11,674	$10,241
Buildings and improvements	22,403	20,251
Furniture, fixtures and equipment	12,667	11,995
	46,744	42,487
Less accumulated depreciation	(17,240)	(16,072)

	$29,504	$26,415

Future minimum rent commitments
2013	$ 109
2014	109
2015	75
2016	41
2017	21
$ 355

7. DEPOSITS (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Deposits
	September 30,
	2012	2011

Non-interest bearing demand account	$ 93,410	$ 80,491
Interest bearing:
NOW accounts	126,858	110,331
Passbook and regular savings	198,667	190,727
Money funds accounts	55,252	54,970
Certificates of deposit	143,535	162,063

	$ 617,722	$ 598,582

Certificates of deposit maturity
Less than one year	$53,388
1-2 years	$36,558
2-3 years	$29,349
3-4 years	$12,842
4-5 years	$3,753
Over 5 years	$7,645
TOTAL	$143,535

8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Advances from FHLB of Dallas
Year Ended September 30,
2013	$53,214
2014	9,847
2015	8,092
2016	10,349
2017	8,299
Thereafter	52,950
$142,751

9. OTHER NON-INTEREST INCOME (Tables)	12 Months Ended
Sep. 30, 2012
Other Income and Expenses [Abstract]
Other non-interest income
	Year Ended September 30,
	2012	2011	2010

Life insurance contracts	$608	$595	$586
Other	222	231	274

	$830	$826	$860

10. INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities
	September 30,
	2012	2011

Deferred tax assets:
Allowance for loan losses	$2,557	$2,474
Accruals and stock based compensation	1,288	1,103
Impairments on securities	12	30

Total deferred tax assets	3,857	3,607

Deferred tax liabilities:
Deferred loan fees and costs – net	261	210
Tax over book depreciation	1,392	1,274
Net unrealized gain on investment securities	484	258
Dividends on FHLB stock	101	350
Other	352	290

Total deferred tax liabilities	2,590	2,382

Net deferred tax asset	$1,267	$1,225

Components of income tax expense
	Year Ended September 30,
	2012	2011_	2010_

Current	$3,923	$3,086	$4,548
Deferred	(268)	388	(1,182)
	$3,655	$3,474	$3,366

Effective tax rate reconciliation
	Year Ended September 30,
	2012	2011_	2010_

Taxes computed at statutory rates	$3,720	$3,639	$3,559
Decrease in taxes due to net nontaxable income	(330)	(205)	(200)
Increase in taxes due to nondeductible expenses	166	40	42
Tax credits	—	—	(35)
Other	99	—	—

	$3,655	$3,474	$3,366

Effective tax rate	33.4%	32.5%	32.2%

11. NON-INTEREST EXPENSE (Tables)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Occupancy, equipment and data processing expenses
	Year Ended September 30,
	2012	2011	2010

Occupancy, including depreciation, insurance,
rent, utilities, etc.	$2,508	$2,278	$2,398
Equipment, including depreciation, telephone,
etc.	2,632	2,623	2,528
Data processing	1,360	1,219	1,403

	$6,500	$6,120	$6,329

Other operating expenses consisted of the following:

	Year Ended September 30,
	2012	2011	2010

Stationery, printing and postage	$979	$1,048	$1,103
Debit card expense, and other deposit related costs	1,655	1,972	1,648
Other	1,914	1,196	1,583

	$4,548	$4,216	$4,334

13. INCOME PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Computation of basic and diluted income per common share

Following is a summary of the information used in the computation of basic and diluted income per common share for the years ended September 30, 2012, 2011, and 2010:

	Year Ended September 30,
	2012	2011	2010
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,052,000	2,069,000	2,089,000
Effect of dilutive securities:
Stock options	17,000	12,000	6,500
Stock grants	7,000	11,000	11,500
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted income per common share	2,076,000	2,092,000	2,107,000

14. EMPLOYEE STOCK PLANS (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for the Black Scholes model used in determining the fair value of options granted to employees
	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010

Dividend yield	3.72%	4.29%	4.63%
Risk-free interest rate	1.12%	2.15%	2.25%
Volatility	22.54%	23.00%	24.00%
Expected Life	6 years	6 years	6 years

Summary of option activity
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at September 30, 2011	310,131	$34.28	5.6 years		$186
Exercised	(43,756)	26.60
Forfeited	(10,698)	35.82
Granted	50,220	$39.67		$
Outstanding at September 30, 2012	305,897	$36.17	6.01 years		$1,365
Exercisable at September 30, 2012	165,131	$36.05	4.10 years		$762

Summary of the status of the Company’s non vested stock awards
	Shares	Weighted Average Grant Date Fair Value

Non-vested – September 30, 2011	28,285	$32.31
Granted	16,068	$32.41
Forfeited	(2,412)	$33.56
Vested	(13,871)	$33.00
Non-vested – September 30, 2012	28,070	$31.92

16. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Fair value measurements of financial assets measured at fair value on a recurring and nonrecurring basis

	Fair Value At September	Fair Value Hierarchy
	30, 2012	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,674	$-	$1,674	$-
Federal Home Loan Mortgage Corp.	2,169	-	2,169	-
Federal National Mortgage Assoc.	13,842	-	13,842	-
	17,685	-	17,685	-

CMOs:
Government National Mortgage Assoc.	1,788	-	1,788	-
Marketable equity securities	494	-	494	-
Total recurring	$19,967	$-	$19,967	$-

Assets valued on a non-recurring basis:
CMOs: Private label	$-	$-	$-	$-
Impaired loans	5,053	-	-	5,053
Other real estate owned	513	-	-	513
Total non-recurring	$5,566	$-	$-	$5,566

	Fair Value At September	Fair Value Hierarchy
	30, 2011	Level 1	Level 2	Level 3

Assets valued on a recurring basis:
Mortgage-backed securities:
Government National Mortgage Assoc.	$1,833	$-	$1,833	$-
Federal Home Loan Mortgage Corp.	3,434	-	3,434	-
Federal National Mortgage Assoc.	17,179	-	17,179	-
	22,446	-	22,446	-

CMOs:
Government National Mortgage Assoc.	2,183	-	2,183	-
Marketable equity securities	519	519	-	-
Total recurring	$25,148	$519	$24,629	$-

Assets valued on a non-recurring basis:
CMOs: Private label	$892	$-	$892	$-
Impaired loans	6,821	-	-	6,821
Other real estate owned	1,405	-	-	1,405
Total non-recurring	$9,118	$-	$892	$8,226

Quantitative Information about Level 3 Fair Value Measurements

	Quantitative Information about Level 3 Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
	Estimate	Techniques	Input
(In thousands)
September 30, 2012:
Impaired Loans	$5,053	Property appraisals	Management discount for property type and recent market volatility	5%-30% discount
Other real estate owned	$513	Property appraisals	Management discount for property type and recent market volatility	3%-61% discount

The estimated fair values of the Company's financial instruments

(In thousands)			Fair Value Measurements at September 30, 2012

	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Financial assets:			(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$37,300	$37,300	$37,300	$ -	$ -
Investment securities	86,780	88,357	494	87,863	-
FHLB stock	6,809	6,809	-	6,809	-
Accrued interest receivable	2,514	2,514	-	2,514	-
Life Insurance contracts	14,513	14,513	-	14,513	-
Loans receivable, net	665,842	665,384	-	-	665,384

Financial liabilities:
Deposits	617,722	621,676	$93,410	528,266	-
Advance from Federal Home Loan Bank	142,751	153,855	-	153,855	-
Accrued interest payable	370	370	-	370	-

	September 30, 2011
	Carrying	Estimated
	Amount	Fair Value
(In thousands)
Financial assets:
Cash and cash equivalents	$29,155	$29,155
Investment securities	105,746	108,007
FHLB stock	5,318	5,318
Accrued interest receivable	2,320	2,320
Life Insurance contracts	13,905	13,905
Loans receivable, net	600,271	629,541

Financial liabilities:
Deposits	598,582	603,251
Advances from Federal Home Loan Bank	108,183	116,879
Accrued interest payable	319	319

17. REGULATORY CAPITAL (Tables)	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
Regulatory capital requirements
	Actual		For capital Adequacy purposes		To be well capitalized under prompt corrective action provisions
	Required	Required
Bank:	Amount	%	Amount	%	Amount	%
As of September 30, 2012:
Total Risk based capital	$79,670	14.09%	$45,260	8.0%	$56,576	10.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	12.82%	$22,630	4.0%	$33,945	6.0%
(to risk-weighted assets)
Tier 1 capital	$72,580	8.65%	$33,513	4.0%	$41,891	5.0%
(to average assets)
Bank:
As of September 30, 2011:
Total Risk based capital	$75,082	14.30%	$42,029	8.0%	$52,537	10.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	13.02%	$21,015	4.0%	$31,522	6.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	8.77%	$31,221	4.0%	$39,026	5.0%
(to average assets)

3. SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Amortized Cost
Mortgage-backed securities:
Government National Mortgage Assoc.	$ 1,618	$ 1,772
Federal Home Loan Mortgage Corp.	2,077	3,343
Federal National Mortgage Assoc.	12,914	16,367
Total Mortgage-backed securities	16,609	21,482
CMOs:
Government National Mortgage Assoc.	1,604	1,987
Marketable equity securities	371	386
Total	18,584	23,855
Gross Unrealized Gains
Mortgage-backed securities:
Government National Mortgage Assoc.	56	61
Federal Home Loan Mortgage Corp.	92	91
Federal National Mortgage Assoc.	928	812
Total Mortgage-backed securities	1,076	964
CMOs:
Government National Mortgage Assoc.	184	196
Marketable equity securities	125	136
Total	1,385	1,296
Gross Unrealized Losses
Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National Mortgage Assoc.	0	0
Total Mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Marketable equity securities	(2)	(3)
Total	(2)	(3)
EstimatedFairValueSecuritiesAFSMember
Mortgage-backed securities:
Government National Mortgage Assoc.	1,674	1,833
Federal Home Loan Mortgage Corp.	2,169	3,434
Federal National Mortgage Assoc.	13,842	17,179
Total Mortgage-backed securities	17,685	22,446
CMOs:
Government National Mortgage Assoc.	1,788	2,183
Marketable equity securities	494	519
Total	$ 19,967	$ 25,148

3. SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
AmortizedCostHTMSecuritiesMember
Investment securities:
Time deposits other banks	$ 44,673	$ 47,975
Mortgage-backed securities:
Federal National Mortgage Assoc.	17,364	24,200
Federal Home Loan Mortgage Corp.	3,874	5,530
Private Label	0	1,377
CMOs:
Federal Home Loan Mortgage Corp.	76	129
Federal National Mortgage Assoc.	826	1,067
Private Label	0	320
Total	66,813	80,598
GrossUnrealizedGainsHTMSecuritiesMember
Investment securities:
Time deposits other banks	0	0
Mortgage-backed securities:
Federal National Mortgage Assoc.	1,180	1,194
Federal Home Loan Mortgage Corp.	321	451
Private Label	0	367
CMOs:
Federal Home Loan Mortgage Corp.	5	1
Federal National Mortgage Assoc.	71	52
Private Label	0	300
Total	1,577	2,365
GrossUnrealizedLossesHTMSecuritiesMember
Investment securities:
Time deposits other banks	0	0
Mortgage-backed securities:
Federal National Mortgage Assoc.	0	(1)
Federal Home Loan Mortgage Corp.	0	0
Private Label	0	(102)
CMOs:
Federal Home Loan Mortgage Corp.	0	0
Federal National Mortgage Assoc.	0	0
Private Label	0	(1)
Total	0	(104)
EstimatedFairValueHTMSecuritiesMember
Investment securities:
Time deposits other banks	44,673	47,975
Mortgage-backed securities:
Federal National Mortgage Assoc.	18,544	25,393
Federal Home Loan Mortgage Corp.	4,195	5,981
Private Label	0	1,642
CMOs:
Federal Home Loan Mortgage Corp.	81	130
Federal National Mortgage Assoc.	897	1,119
Private Label	0	619
Total	$ 68,390	$ 82,859

3. SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Securities With Losses Under 12 Months | Fair Value
Available-for-sale
Marketable equity securities	$ 0	$ 7
Total	0	7
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		231
Federal National Mortgage Association		199
CMOs:
Private label		48
Total		478
Securities With Losses Under 12 Months | Unrealized
Available-for-sale
Marketable equity securities	0	(3)
Total	0	(3)
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		(13)
Federal National Mortgage Association		(1)
CMOs:
Private label		(1)
Total		(15)
Securities With Losses Over 12 Months | Fair Value
Available-for-sale
Marketable equity securities	5	0
Total	5	0
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		499
Federal National Mortgage Association		0
CMOs:
Private label		0
Total		499
Securities With Losses Over 12 Months | Unrealized
Available-for-sale
Marketable equity securities	(2)	0
Total	(2)	0
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		(89)
Federal National Mortgage Association		0
CMOs:
Private label		0
Total		(89)
Total | Fair Value
Available-for-sale
Marketable equity securities	5	7
Total	5	7
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		730
Federal National Mortgage Association		199
CMOs:
Private label		48
Total		977
Total | Unrealized
Available-for-sale
Marketable equity securities	(2)	(3)
Total	(2)	(3)
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		(102)
Federal National Mortgage Association		(1)
CMOs:
Private label		(1)
Total		$ (104)

3. SECURITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
AmortizedCostMaturityMember
Held-to-maturity Securities
Due within one year	$ 33,511
Due after one year but within five years	11,162
Total	44,673
Mortgage-backed securities	22,140
Total	66,813
FairValueMaturityMember
Held-to-maturity Securities
Due within one year	33,511
Due after one year but within five years	11,162
Total	44,673
Mortgage-backed securities	23,717
Total	$ 68,390

3. SECURITIES (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Roll-forward of amount of credit losses on investment securities recognized in earnings
Beginning balance of credit losses	$ 1,563	$ 1,442
Other-than-temporary impairment credit losses on securities not previously OTTI	35	95
Increases for additional credit losses on securities previously determined to be OTTI	93	191
Reduction for increases in cash flows	0	0
Reduction due to credit impaired securities sold or fully settled	(1,691)	(165)
Ending balance of cumulative credit losses recognized in earnings	$ 0	$ 1,563

3. SECURITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Securities Details Narrative
Impairment of private label securities	$ 128	$ 286	$ 177
Securities pledged as secure deposits and advances from the FHLB of Dallas	18,850	19,550
Amount of other-than-temporary impairment credit losses on securities for which we had previously recognized OTTI	93	191
Held to maturity positions with unrealized losses	35
Gain on available for sale securities	167	96	90
Losses on available for sale securities	0	0	18
Non-credit related OTTI losses in accumulated other comprehensive income	$ 0	$ 534

4. LOANS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loans Receivable Value
Commercial real estate loans	$ 120,557	$ 111,558
Commercial non-real estate loans	34,032	27,403
Commercial-construction loans	7,357	9,473
Commercial-land	13,312	15,721
Residential-construction loans	9,478	10,604
Residential-real estate loans	413,500	356,950
Consumer-Mobile home loans	37,030	38,285
Consumer-other	41,110	40,227
Total Loans	676,376	610,221
Less:
Allowance for loan losses	8,559	8,331
Deferred loan fees	1,975	1,619
Total Net Loans	$ 665,842	$ 600,271
Loans Receivable Percentage of Total
Commercial real estate loans	17.80%	18.30%
Commercial non-real estate loans	5.00%	4.50%
Commercial-construction loans	1.10%	1.50%
Commercial-land	2.00%	2.60%
Residential-construction loans	1.40%	1.70%
Residential-real estate loans	61.10%	58.50%
Consumer-Mobile home loans	5.50%	6.30%
Consumer-other	6.10%	6.60%
Total Loans	100.00%	100.00%

4. LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Loans Details 1
Beginning balance	$ 8,331	$ 9,256	$ 6,806
Provisions charged to operating expense	1,910	3,900	3,896
Recoveries	203	57	30
Loans Charged-offs	(1,885)	(4,882)	(1,476)
Ending balance	$ 8,559	$ 8,331	$ 9,256

4. LOANS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012
Allowance for loan losses:
Beginning balance	$ 8,331	$ 9,256	$ 6,806	$ 8,559
Charge-offs	1,885	4,882
Recoveries	203	57
Provision for loan losses	1,910	3,900	3,896
Ending balance	8,559	8,331
Real Estate-Commercial-real estate
Allowance for loan losses:
Beginning balance	1,991	2,402
Charge-offs	426	1,565
Recoveries	159	0
Provision for loan losses	321	1,154
Ending balance	2,045	1,991
Real Estate-Commercial-construction
Allowance for loan losses:
Beginning balance	136	68
Charge-offs	0	51
Recoveries	5	0
Provision for loan losses	0	119
Ending balance	141	136
Real Estate-Commercial Land
Allowance for loan losses:
Beginning balance	425	1,076
Charge-offs	250	1,666
Recoveries	0	0
Provision for loan losses	262	1,015
Ending balance	437	425
Real Estate-Residential-construction
Allowance for loan losses:
Beginning balance	78	61
Charge-offs	0	0
Recoveries	0	0
Provision for loan losses	2	17
Ending balance	80	78
Real Estate-Residential-real estate
Allowance for loan losses:
Beginning balance	4,274	4,173
Charge-offs	753	1,131
Recoveries	12	39
Provision for loan losses	857	1,193
Ending balance	4,390	4,274
Commercial-non real estate
Allowance for loan losses:
Beginning balance	258	327
Charge-offs	165	138
Recoveries	0	1
Provision for loan losses	172	68
Ending balance	265	258
Consumer-Mobile Homes
Allowance for loan losses:
Beginning balance	593	640
Charge-offs	209	234
Recoveries	16	10
Provision for loan losses	209	177
Ending balance	609	593
Consumer-Other
Allowance for loan losses:
Beginning balance	576	509
Charge-offs	82	97
Recoveries	11	7
Provision for loan losses	87	157
Ending balance	$ 592	$ 576

4. LOANS (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Ending balance allocation:
Individually evaluated for impairment	$ 0	$ 548
Collectively evaluated for impairment	8,559	7,783
Loans:
Ending Balance Collectively evaluated for impairment	667,659	601,527
Ending Balance individually evaluated for impairment	8,717	8,694
RealEstateCommercialRealEstateIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	233
Collectively evaluated for impairment	2,045	1,758
Loans:
Ending Balance Collectively evaluated for impairment	117,033	109,181
Ending Balance individually evaluated for impairment	3,524	2,377
RealEstateCommercialConstructionIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	141	136
Loans:
Ending Balance Collectively evaluated for impairment	7,357	8,452
Ending Balance individually evaluated for impairment	0	1,021
Real Estate-Commercial-Land
Ending balance allocation:
Individually evaluated for impairment	0	250
Collectively evaluated for impairment	437	175
Loans:
Ending Balance Collectively evaluated for impairment	8,654	10,888
Ending Balance individually evaluated for impairment	4,658	4,833
RealEstateResidentialConstructionIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	80	78
Loans:
Ending Balance Collectively evaluated for impairment	9,478	10,604
Ending Balance individually evaluated for impairment	0	0
RealEstateResidentialRealEstateIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	65
Collectively evaluated for impairment	4,390	4,209
Loans:
Ending Balance Collectively evaluated for impairment	413,119	356,545
Ending Balance individually evaluated for impairment	381	405
CommercialNonRealEstateIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	265	258
Loans:
Ending Balance Collectively evaluated for impairment	33,878	27,345
Ending Balance individually evaluated for impairment	154	58
ConsumerMobilHomesIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	609	593
Loans:
Ending Balance Collectively evaluated for impairment	37,030	38,285
Ending Balance individually evaluated for impairment	0	0
ConsumerOtherIndividualImpairmentMember
Ending balance allocation:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	592	576
Loans:
Ending Balance Collectively evaluated for impairment	41,110	40,227
Ending Balance individually evaluated for impairment	$ 0	$ 0

4. LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commercial-Land	$ 13,312	$ 15,721
Commercial-Construction	7,357	9,473
Commercial-Non-Real Estate	34,032	27,403
Commercial-Real Estate	120,557	111,558
Total	175,258	164,155
% of Total	100.00%	100.00%
Prime
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	3,146	3,489
Commercial-Real Estate	0	0
Total	3,146	3,489
% of Total	1.80%	2.10%
Excellent
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	118	50
Commercial-Real Estate	0	8
Total	118	58
% of Total	0.10%	0.10%
Average
Commercial-Land	815	500
Commercial-Construction	0	0
Commercial-Non-Real Estate	500	821
Commercial-Real Estate	4,921	5,554
Total	6,236	6,875
% of Total	3.60%	4.20%
Satisfactory
Commercial-Land	7,231	8,525
Commercial-Construction	6,927	7,113
Commercial-Non-Real Estate	28,008	21,433
Commercial-Real Estate	92,494	77,254
Total	134,660	114,325
% of Total	76.80%	69.60%
Watch
Commercial-Land	601	1,738
Commercial-Construction	65	927
Commercial-Non-Real Estate	2,056	994
Commercial-Real Estate	18,733	24,360
Total	21,455	28,019
% of Total	12.20%	17.10%
Special Mention
Commercial-Land	17	166
Commercial-Construction	365	381
Commercial-Non-Real Estate	50	558
Commercial-Real Estate	872	2,534
Total	1,304	3,639
% of Total	0.70%	2.20%
Substandard
Commercial-Land	4,648	4,792
Commercial-Construction	0	1,052
Commercial-Non-Real Estate	154	58
Commercial-Real Estate	3,537	1,848
Total	8,339	7,750
% of Total	4.80%	4.70%
Doubtful
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	0	0
Commercial-Real Estate	0	0
Total	0	0
% of Total	0.00%	0.00%
Loss
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	0	0
Commercial-Real Estate	0	0
Total	$ 0	$ 0
% of Total	0.00%	0.00%

4. LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Residential-Real Estate Construction	$ 9,478	$ 10,604
Residential-Real Estate	413,500	356,950
Total	422,978	367,554
Pass
Residential-Real Estate Construction	9,478	10,604
Residential-Real Estate	408,611	353,447
Total	418,089	364,051
SpecialMentionCreditworthinessMember
Residential-Real Estate Construction	0	0
Residential-Real Estate	328	183
Total	328	183
SubstandardCreditworthinessMember
Residential-Real Estate Construction	0	0
Residential-Real Estate	4,561	3,320
Total	4,561	3,320
LossCreditworthinessMember
Residential-Real Estate Construction	0	0
Residential-Real Estate	0	0
Total	$ 0	$ 0

4. LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Consumer-Mobile Homes	$ 37,030	$ 38,285
Consumer-Other Loans	41,110	40,227
Total	78,140	78,512
Performing
Consumer-Mobile Homes	36,606	37,906
Consumer-Other Loans	40,680	40,108
Total	77,286	78,014
Nonperforming
Consumer-Mobile Homes	424	379
Consumer-Other Loans	430	119
Total	$ 854	$ 498

4. LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commercial real estate loans	$ 120,557	$ 111,558
Commercial non-real estate loans	34,032	27,403
Commercial-construction loans	7,357	9,473
Commercial-land	13,312	15,721
Residential-construction loans	9,478	10,604
Residential-real estate loans	413,500	356,950
Consumer-Mobile home loans	37,030	38,285
Consumer-other	41,110	40,227
Total Loans	676,376	610,221
30-89 Days Past Due
Commercial real estate loans	35	660
Commercial non-real estate loans	28	60
Commercial-construction loans	0	381
Commercial-land	314	500
Residential-construction loans	0	0
Residential-real estate loans	4,410	4,922
Consumer-Mobile home loans	1,292	1,025
Consumer-other	332	564
Total Loans	6,411	8,112
Greater than 90 days Past Due
Commercial real estate loans	810	1,275
Commercial non-real estate loans	2	0
Commercial-construction loans	0	258
Commercial-land	531	360
Residential-construction loans	0	0
Residential-real estate loans	4,249	3,041
Consumer-Mobile home loans	425	379
Consumer-other	343	320
Total Loans	6,360	5,633
Total Past Due
Commercial real estate loans	845	1,935
Commercial non-real estate loans	30	60
Commercial-construction loans	0	639
Commercial-land	845	860
Residential-construction loans	0	0
Residential-real estate loans	8,659	7,963
Consumer-Mobile home loans	1,717	1,404
Consumer-other	675	884
Total Loans	12,771	13,745
Current
Commercial real estate loans	119,712	109,623
Commercial non-real estate loans	34,002	27,343
Commercial-construction loans	7,357	8,834
Commercial-land	12,467	14,861
Residential-construction loans	9,478	10,604
Residential-real estate loans	404,841	348,987
Consumer-Mobile home loans	35,313	36,881
Consumer-other	40,435	39,343
Total Loans	663,605	596,476
Recorded Investment &gt; 90 days and Accruing
Commercial real estate loans	0	0
Commercial non-real estate loans	0	0
Commercial-construction loans	0	0
Commercial-land	0	239
Residential-construction loans	0	0
Residential-real estate loans	351	554
Consumer-Mobile home loans	0	0
Consumer-other	0	0
Total Loans	$ 351	$ 793

4. LOANS (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Recorded Investment
With no related allowance recorded:
Commercial real estate loans	$ 2,857	$ 1,128
Commercial non-real estate	329	58
Commercial-construction loans	0	1,021
Commercial-land	4,658	360
Residential-real estate loans	872	0
Subtotal:	8,716	2,567
With an allowance recorded:
Commercial real estate loans	0	1,249
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	4,473
Residential-real estate loans	0	405
Subtotal:	0	6,127
Totals:
Commercial	7,844	8,289
Residential	872	405
Total	8,716	8,694
Unpaid Principal Balance
With no related allowance recorded:
Commercial real estate loans	2,883	2,095
Commercial non-real estate	349	58
Commercial-construction loans	0	1,072
Commercial-land	6,274	754
Residential-real estate loans	1,266	0
Subtotal:	10,772	3,979
With an allowance recorded:
Commercial real estate loans	0	1,350
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	5,445
Residential-real estate loans	0	405
Subtotal:	0	7,200
Totals:
Commercial	9,506	10,774
Residential	1,266	405
Total	10,772	11,179
Related Allowance
With no related allowance recorded:
Commercial real estate loans	0	0
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	0
Subtotal:	0	0
With an allowance recorded:
Commercial real estate loans	0	233
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	250
Residential-real estate loans	0	65
Subtotal:	0	548
Totals:
Commercial	0	483
Residential	0	65
Total	0	548
Year to Date-Average Recorded Investment
With no related allowance recorded:
Commercial real estate loans	3,839	1,713
Commercial non-real estate	418	78
Commercial-construction loans	547	1,054
Commercial-land	4,959	621
Residential-real estate loans	1,199	0
Subtotal:	10,962	3,466
With an allowance recorded:
Commercial real estate loans	0	1,383
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	5,121
Residential-real estate loans	0	355
Subtotal:	0	6,859
Totals:
Commercial	9,763	9,970
Residential	1,199	355
Total	10,962	10,325
Year to Date-Interest Income Recognized
With no related allowance recorded:
Commercial real estate loans	82	20
Commercial non-real estate	7	6
Commercial-construction loans	27	0
Commercial-land	11	8
Residential-real estate loans	40	0
Subtotal:	167	34
With an allowance recorded:
Commercial real estate loans	0	88
Commercial non-real estate	0	0
Commercial-construction loans	0	0
Commercial-land	0	0
Residential-real estate loans	0	20
Subtotal:	0	108
Totals:
Commercial	127	122
Residential	40	20
Total	$ 167	$ 142

4. LOANS (Details 9) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Number of Contracts	4	18
Pre-Modification Outstanding Recorded Investment	$ 2,373	$ 9,320
Post-Modification Outstanding Recorded Investment	2,373	7,174
Commercial real estate loans
Number of Contracts	3	2
Pre-Modification Outstanding Recorded Investment	2,248	2,426
Post-Modification Outstanding Recorded Investment	2,248	1,583
Commercial construction loans
Number of Contracts	0	10
Pre-Modification Outstanding Recorded Investment	0	793
Post-Modification Outstanding Recorded Investment	0	763
Commercial non-real estate
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	125
Post-Modification Outstanding Recorded Investment	125
Residential real estate loans
Number of Contracts	0	3
Pre-Modification Outstanding Recorded Investment	0	290
Post-Modification Outstanding Recorded Investment	0	355
Commercial land
Number of Contracts		3
Pre-Modification Outstanding Recorded Investment		5,811
Post-Modification Outstanding Recorded Investment		$ 4,473

4. LOANS (Details 10) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Loans Details 10
Commercial real estate loans	$ 810	$ 1,275
Commercial non-real estate loans	2	0
Commercial-construction loans	0	1,021
Commercial-land	4,344	4,594
Residential-construction loans	0	0
Residential-real estate loans	4,249	2,487
Consumer-Mobile home loans	425	379
Consumer-other	343	322
Total	$ 10,173	$ 10,078

4. LOANS (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loans Details Narrative
Commercial real estate loans increase	$ 9,000,000
Commercial non-real estate loans increase	6,600,000
Residential real estate loans increase	56,600,000
Loans receivable pledged as collateral	294,500,000
Non-accrual loans	10,200,000	10,100,000
Total impaired loans	8,700,000	8,700,000
Average investment in impaired loans	11,000,000	10,300,000
Specific reserves allocated to impaired loans	0	548,000,000
Impaired loans with no reserves	$ 8,700,000	$ 2,600,000

5. REAL ESTATE OWNED (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Real estate acquired through foreclosure:
One-to-four family units	$ 478	$ 1,262
Multi-family	0	0
Land loans	35	87
Commercial real estate loans	0	56
Less allowance for losses	0	0
Real estate owned - net	$ 513	$ 1,405

6. PREMISES AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Premises And Equipment Details
Land	$ 11,674	$ 10,241
Buildings and improvements	22,403	20,251
Furniture, fixtures and equipment	12,667	11,995
Premises and equipment, Gross	46,744	42,487
Less accumulated depreciation	(17,240)	(16,072)
Premises and equipment, net	$ 29,504	$ 26,415

6. PREMISES AND EQUIPMENT (Details 1) (USD $)	Sep. 30, 2012
Premises And Equipment Details 1
2013	$ 109
2014	109
2015	75
2016	41
2017	21
Future minimum rent commitments	$ 355

6. PREMISES AND EQUIPMENT (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Premises And Equipment Details Narrative
Rent expense	$ 93	$ 101	$ 161

7. DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits Details
Non-interest bearing demand account	$ 93,410	$ 80,491
Interest bearing:
NOW accounts	126,858	110,331
Passbook and regular savings	198,667	190,727
Money funds accounts	55,252	54,970
Certificates of deposit	143,535	162,063
Deposits	$ 617,722	$ 598,582

7. DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Deposits Details 1
Less than one year	$ 53,388
1-2 years	36,558
2-3 years	29,349
3-4 years	12,842
4-5 years	3,753
Over 5 years	7,645
TOTAL	$ 143,535

7. DEPOSITS (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Deposits Details Narrative
Certificates of deposit of $100 or more	$ 58,752	$ 63,748

8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Advances From Federal Home Loan Bank Of Dallas Details
2013	$ 53,214
2014	9,847
2015	8,092
2016	10,349
2017	8,299
Thereafter	52,950
Total	$ 142,751	$ 108,183

8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Advances From Federal Home Loan Bank Of Dallas Details Narrative
FHLB of Dallas debt	$ 142,751	$ 108,183
Advances interest at weighted average	2.82%	3.34%
Aditional amount available under line of credit with the FHLB of Dallas	$ 151,713

9. OTHER NON-INTEREST INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Other Non-Interest Income Details
Life insurance contracts	$ 608	$ 595	$ 586
Other	222	231	274
Other income	$ 830	$ 826	$ 860

10. INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,557	$ 2,474
Accruals and stock based compensation	1,288	1,103
Impairments on securities	12	30
Total deferred tax assets	3,857	3,607
Deferred tax liabilities:
Deferred loan fees and costs – net	261	210
Tax over book depreciation	1,392	1,274
Net unrealized gain on investment securities	484	258
Dividends on FHLB stock	101	350
Other	352	290
Total deferred tax liabilities	2,590	2,382
Net deferred tax asset	$ 1,267	$ 1,225

10. INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes Details 1
Current	$ 3,923	$ 3,086	$ 4,548
Deferred	(268)	388	(1,182)
Income tax expense	$ 3,655	$ 3,474	$ 3,366

10. INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Taxes Details 2
Taxes computed at statutory rates	$ 3,720	$ 3,639	$ 3,559
Decrease in taxes due to net nontaxable income	(330)	(205)	(200)
Increase in taxes due to nondeductible expenses	166	40	42
Tax credits	0	0	(35)
Other	99	0	0
Income tax expense	$ 3,655	$ 3,474	$ 3,366
Effective tax rate	33.40%	32.50%	32.20%

11. NON-INTEREST EXPENSE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Non-Interest Expense Details
Occupancy, including depreciation, insurance, rent, utilities, etc.	$ 2,508	$ 2,278	$ 2,398
Equipment, including depreciation, telephone, etc.	2,632	2,623	2,528
Data processing	1,360	1,219	1,403
Occupancy, equipment and date processing expense	$ 6,500	$ 6,120	$ 6,329

11. NON-INTEREST EXPENSE (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Non-Interest Expense Details 1
Stationery, printing and postage	$ 979	$ 1,048	$ 1,103
Debit card expense, and other deposit related costs	1,655	1,972	1,648
Other	1,914	1,196	1,583
Other operating expenses	$ 4,548	$ 4,216	$ 4,334

12. RETIREMENT PLAN (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Retirement Plan Details Narrative
Retirement plan expense	$ 397	$ 382	$ 363

13. INCOME PER SHARE (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Per Share Details
Weighted average number of common shares outstanding - used in computation of basic income per common share	2,052,000	2,069,000	2,089,000
Effect of dilutive securities:
Stock options	17,000	12,000	6,500
Stock grants	7,000	11,000	11,500
Weighted average number of common shares outstanding plus effect of dilutive securities - used in computation of diluted net income per common share	2,076,000	2,092,000	2,107,000

13. INCOME PER SHARE (Details Narrative)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Per Share Details Narrative
Shares excluded from diluted earnings	73,000	234,000	231,000

14. EMPLOYEE STOCK PLANS (Details)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Stock Plans Details
Dividend yield	3.72%	4.29%	4.63%
Risk-free interest rate	1.12%	2.15%	2.25%
Volatility	22.54%	23.00%	24.00%
Expected Life	6 years	6 years	6 years

14. EMPLOYEE STOCK PLANS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Number of Options
Number of Options Outstanding, Beginning	310,131
Number of Options Granted	50,220	46,240	39,920
Number of Options Exercised	(43,756)
Number of Options Forfeited/canceled	(10,698)
Number of Options Outstanding, Ending	305,897	310,131
Number of Options Exercisable, September 30, 2012	165,131
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 34.28
Weighted Average Exercise Price Granted	$ 39.67
Weighted Average Exercise Price Excercised	$ 26.6
Weighted Average Exercise Price Forfeited/canceled	$ 35.82
Weighted Average Exercise Price Outstanding, Ending	$ 36.17	$ 34.28
Weighted Average Exercise Price Exercisable, September 30, 2012	$ 36.05
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning	5 years 7 months 9 days
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	6 years 4 days
Weighted Average Remaining Contractual Life (in years) Exercisable, September 30, 2012	4 years 1 month 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding, September 30, 2011	$ 186
Aggregate Intrinsic Value Outstanding, September 30, 2012	1,365	186
Aggregate Intrinsic Value Exercisable, September 30, 2012	$ 762

14. EMPLOYEE STOCK PLANS (Details 2) (USD $)	12 Months Ended
Sep. 30, 2012
Shares:
Non-vested – September 30, 2011	28,285
Granted	16,068
Forfeited	(2,412)
Vested	(13,871)
Non-vested – September 30, 2012	28,070
Weighted Average Grant Date Fair Value:
Non-vested – Beginning	$ 32.31
Granted	$ 32.41
Forfeited	$ 33.56
Vested	33
Non-vested – End	$ 31.92

14. EMPLOYEE STOCK PLANS (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Stock Plans Details Narrative
Compensation expense related to ESOP	$ 524	$ 435	$ 522
Compensation cost charged against income for share-based compensation plans	503	531	404
Stock options granted	50,220	46,240	39,920
Weighted average fair value Per option	$ 5.05	$ 4.68	$ 4.23
Intrinsic value of options exercised	484	257	13
Fair value of options vested	518	333	102
Net cash received from options exercised under all share-based payment arrangements	1,023
Actual tax benefit in stockholders' equity realized for the tax deductions from option exercise of the share based payment arrangements and the tax effect of restricted stock vesting	29
Unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock option plans	667
Weighted average period of unrecognized compensation cost related to non-vested share-based compensation arrangements	24 months 15 days
Fair value of restricted stock vested and the fair value of shares vested as direct compensation	458	139	172
Unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock award plans	$ 604
Weighted Average period of unrecognized compensation cost related to non vested share based compensation arrangements granted under the Company's stock award plans	1 year 11 months 25 days

16. FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Fair Value At
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	$ 1,674	$ 1,833
Federal Home Loan Mortgage Corp.	2,169	3,434
Federal National mortgage Assoc.	13,842	17,179
Total mortgage-backed securities	17,685	22,446
CMOs:
Government National Mortgage Assoc.	1,788	2,183
Other equity securities	494	519
Total recurring	19,967	25,148
Assets valued on a non-recurring basis:
CMOs: Private Label	0	892
Impaired loans	5,053	6,821
Other real estate owned	513	1,405
Total non-recurring	5,566	9,118
Quoted price in active markets for identical assets (Level 1)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National mortgage Assoc.	0	0
Total mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Other equity securities	0	519
Total recurring	0	519
Assets valued on a non-recurring basis:
CMOs: Private Label	0	0
Impaired loans	0	0
Other real estate owned	0	0
Total non-recurring	0	0
Significant other observable inputs (Level 2)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	1,674	1,833
Federal Home Loan Mortgage Corp.	2,169	3,434
Federal National mortgage Assoc.	13,842	17,179
Total mortgage-backed securities	17,685	22,446
CMOs:
Government National Mortgage Assoc.	1,788	2,183
Other equity securities	494	0
Total recurring	19,967	24,629
Assets valued on a non-recurring basis:
CMOs: Private Label	0	892
Impaired loans	0	0
Other real estate owned	0	0
Total non-recurring	0	892
Significant unobservable inputs (Level 3)
Assets valued on a recurring basis: Mortgage-backed securities:
Government National Mortgage Assoc.	0	0
Federal Home Loan Mortgage Corp.	0	0
Federal National mortgage Assoc.	0	0
Total mortgage-backed securities	0	0
CMOs:
Government National Mortgage Assoc.	0	0
Other equity securities	0	0
Total recurring	0	0
Assets valued on a non-recurring basis:
CMOs: Private Label	0	0
Impaired loans	5,053	6,821
Other real estate owned	513	1,405
Total non-recurring	$ 5,566	$ 8,226

16. FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Impaired Loans
Quantitative Information about Level 3 Fair Value Measurements
Fair Value Estimate	$ 5,053
Valuation Techniques	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Range (Weighted Average)	5%-30% discount
Other Real Estate Owned
Quantitative Information about Level 3 Fair Value Measurements
Fair Value Estimate	$ 513
Valuation Techniques	Property appraisals
Unobservable Input	Management discount for property type and recent market volatility
Range (Weighted Average)	3%-61% discount

16. FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Carrying Amount
Financial assets:
Cash and cash equivalents	$ 37,300	$ 29,155
Investment securities	86,780	105,746
FHLB stock	6,809	5,318
Accrued interest receivable	2,514	2,320
Life Insurance contracts	14,513	13,905
Loans receivable, net	665,842	600,271
Financial liabilities:
Deposits	617,722	598,582
Advance from Federal Home Loan Bank	142,751	108,183
Accrued interest payable	370	319
Estimated Fair Value
Financial assets:
Cash and cash equivalents	37,300	29,155
Investment securities	88,357	108,007
FHLB stock	6,809	5,318
Accrued interest receivable	2,514	2,320
Life Insurance contracts	14,513	13,905
Loans receivable, net	665,384	629,541
Financial liabilities:
Deposits	621,676	603,251
Advance from Federal Home Loan Bank	153,855	116,879
Accrued interest payable	370	319
Fair Value Measurements of Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	37,300
Investment securities	494
FHLB stock	0
Accrued interest receivable	0
Life Insurance contracts	0
Loans receivable, net	0
Financial liabilities:
Deposits	93,410
Advance from Federal Home Loan Bank	0
Accrued interest payable	0
Fair Value Measurements of Significant Other Observable Inputs (Level 2)
Financial assets:
Cash and cash equivalents	0
Investment securities	87,863
FHLB stock	6,809
Accrued interest receivable	2,514
Life Insurance contracts	14,513
Loans receivable, net	0
Financial liabilities:
Deposits	528,266
Advance from Federal Home Loan Bank	153,855
Accrued interest payable	370
Fair Value Measurements of Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	0
Investment securities	0
FHLB stock	0
Accrued interest receivable	0
Life Insurance contracts	0
Loans receivable, net	665,384
Financial liabilities:
Deposits	0
Advance from Federal Home Loan Bank	0
Accrued interest payable	$ 0

17. REGULATORY CAPITAL (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Actual
Total risk based capital (to risk-weighted assets)	$ 79,670	$ 75,082
Total risk based capital (to risk-weighted assets) Percentage	14.09%	14.30%
Tier one capital (to risk-weighted assets)	72,580	68,493
Tier one capital (to risk-weighted assets) Percentage	12.82%	13.02%
Tier one capital (to average assets)	72,580	68,493
Tier one capital (to average assets) Percentage	8.65%	8.77%
For capital adequacy purposes required
Total risk based capital (to risk-weighted assets)	45,260	42,029
Total risk based capital (to risk-weighted assets) Percentage	8.00%	8.00%
Tier one capital (to risk-weighted assets)	22,630	21,015
Tier one capital (to risk-weighted assets) Percentage	4.00%	4.00%
Tier one capital (to average assets)	33,513	31,221
Tier one capital (to average assets) Percentage	4.00%	4.00%
To be well capitalized under prompt corrective action provisions required
Total risk based capital (to risk-weighted assets)	56,576	52,537
Total risk based capital (to risk-weighted assets) Percentage	10.00%	10.00%
Tier one capital (to risk-weighted assets)	33,945	31,522
Tier one capital (to risk-weighted assets) Percentage	6.00%	6.00%
Tier one capital (to average assets)	$ 41,891	$ 39,026
Tier one capital (to average assets) Percentage	5.00%	5.00%

17. REGULATORY CAPITAL (Details Narrative) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Regulatory Capital Details Narrative
Tier one risk-based capital ratio	13.86%	14.20%
Tier one capital ratio	9.36%	9.59%
Total risk-based capital ratio	15.13%	15.49%
FHLB borrowed funds	$ 143,300

18. SUMMARIZED FINANCIAL INFORMATION OF TECHE HOLDING COMPANY PARENT COMPANY ONLY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Assets:
Cash and cash equivalents	$ 37,300	$ 29,155	$ 40,655	$ 23,675
Total assets	851,962	793,203
Stockholder’ equity	83,541	79,987	75,513	71,485
Interest income from subsidiary	39,134	39,358	41,336
Income tax benefit	3,655	3,474	3,366
Net Income	7,285	7,228	7,101
Cash flows from operating activities	12,107	14,709	8,133
Cash flow from investing activities:
Net cash provided by investing activities	(53,854)	(49,781)	18,879
Cash flows from financing activities:
Proceeds from exercise of stock options	1,023	138	29
Cash paid for purchase of common stock for treasury	2,728	1,196	628
Net cash used in financing activities	49,892	23,572	(10,032)
Net (decrease) increase in cash and cash equivalents	8,145	(11,500)	16,980
Balance Sheets
Assets:
Investment in subsidiary	77,240	73,194
Other	998	1,999
Total assets	83,541	79,987
Stockholder’ equity	83,541	79,987
Statements of Earnings
Assets:
Dividends received from subsidiary	4,400	4,000	3,650
Equity in earnings of subsidiary (less than) greater than dividends received	3,090	3,578	3,704
Interest income from subsidiary	5	5	23
Management fees and other expenses allocated to the parent	(77)	(77)	(77)
Other expenses - net	(245)	(471)	(324)
Income before income taxes	7,173	7,035	6,976
Income tax benefit	(112)	(193)	(125)
Net Income	7,285	7,228	7,101
Statements of Cash Flows
Assets:
Cash flows from operating activities	3,925	3,487	3,142
Cash flow from investing activities:
Purchase of securities available-for-sale	(186)	(150)	(178)
Proceeds from sale of land to bank	1,023	0	0
Proceeds from sale of securities	370	232	577
Net cash provided by investing activities	1,207	82	399
Cash flows from financing activities:
Dividends paid	(2,983)	(2,967)	(2,945)
Proceeds from exercise of stock options	1,023	138	29
Net loan activity with ESOP	65	261	260
Cash paid for purchase of common stock for treasury	(2,728)	(1,196)	(628)
Net cash used in financing activities	(4,623)	(3,764)	(3,284)
Net (decrease) increase in cash and cash equivalents	509	(195)	257
Cash and cash equivalents – beginning of year	4,794	4,989	4,732
Cash and cash equivalents – end of year	$ 5,303	$ 4,794	$ 4,989